UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03942

Lord Abbett Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/05

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 102.29%

Education 16.79%
Allegheny Cnty PA Higher Ed Bldg Auth
Rev Carnegie Mellon Univ	5.125%	3/1/2032	AA-	$2,000	$2,118,200
CA Ed Fac Auth Rev USC Ser A	5.00%	10/1/2033	AA+	10,000	10,604,500
DE St Econ Dev Auth Rev
DE Tech Pk Univ DE Pj(2)	6.00%	2/1/2021	AAA	900	1,015,326
District of Columbia Rev
James F Oyster Elem Sch Pilot(1)	6.25%	11/1/2021	A	450	490,180
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A	5.75%	5/15/2021	A-	1,000	1,107,860
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A	5.875%	5/15/2031	A-	1,000	1,091,250
LA St Univ & Agric & Mech
College Hlth Sciences Ctr Pj(17)	6.375%	5/1/2031	AAA	2,290	2,619,714
Los Angeles CA Unif Sch Dist Ser A(17)	5.00%	1/1/2028	AAA	12,950	13,782,296
MA St Dev Fin Agy Rev Boston
Univ Ser P	5.375%	5/15/2039	A3	1,000	1,124,800
MA St Dev Fin Agy Rev Boston
Univ Ser P	6.00%	5/15/2059	A3	1,000	1,214,990
MA St Hlth & Ed Fac Auth Rev
Boston College(16)(17)	5.125%	6/1/2033	AAA	3,810	4,063,251
MA St Dev Fin Agy
Rev Smith College(d)	5.00%	7/1/2035	Aa1	7,000	7,452,900
Milledgeville-Baldwin Cnty GA
GA State College & St Univ Fndtn	6.00%	9/1/2033	BBB	3,000	3,230,160
NY St Dorm Auth Rev Fashion
Inst Tech(13)	5.50%	7/1/2030	AAA	400	439,288
OR St Hlth Hsg Ed & Cul Fac
Auth Reed Clg Pj Ser A	5.75%	7/1/2032	AA-	3,800	4,185,206
TN St Sch Brd Auth Higher Ed
Fac Ser A(13)	5.125%	5/1/2021	AAA	615	664,667
Tulsa OK Ind Auth Rev Ser A(17)	5.375%	10/1/2020	Aaa	3,170	3,455,110
Univ CA Revs Ser F(d)(13)	4.75%	5/15/2035	AAA	4,955	5,110,191
Univ Central AR Rev Hsg Sys(13)	6.50%	1/1/2031	AAA	2,425	2,800,099
Univ MA Bldg Auth Sen
Comwlth Ser 4-A GTD(17)	5.125%	11/1/2034	AAA	5,000	5,377,300
Univ NC Sys Pool Rev Ser A(2)	5.00%	4/1/2027	AAA	1,800	1,915,506

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Univ NC Univ Rev Gen	5.00%	12/1/2028	AA+		$2,015	$2,151,597
Univ VA Univ Rev Residuals
Ser 856 RIBs	7.46%	6/1/2019	Aaa		1,925	2,262,375
Univ VA Univ Rev Residuals
Ser 856 RIBs	7.46%	6/1/2020	Aaa		2,022	2,362,523
Univ VA Univ Rev Residuals
Ser 856 RIBs	7.46%	6/1/2021	Aaa		2,122	2,476,321
Univ VT & St Agric College Univ VT(2)	5.125%	10/1/2037	AAA		1,150	1,226,061
VA St Pub Sch Auth Sch Edl
Tech Nts - IV	5.00%	4/15/2007	AA+		11,145	11,591,803
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2024	AAA		2,880	1,214,957
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2026	AAA		800	302,832
Total						97,451,263

General Obligation 15.86%
Akron OH Impt	5.80%	11/1/2020	AA-		575	644,920
Athens OH City Sch Dist Fac Constr & Impt(13)	6.00%	12/1/2024	AAA		500	571,010
Bessemer AL School Warrants(2)	5.60%	2/1/2030	Aaa		2,000	2,202,860
CA St	5.10%	2/1/2034	A		4,655	4,815,784
CA St	5.25%	4/1/2034	A		7,500	8,098,875
CA St Rep	5.25%	2/1/2029	A		10,000	10,728,100
Campbell CA Unif Sch Dist
Election 2002 Ser B(12)	5.50%	8/1/2033	AAA		5,000	5,589,200
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA		1,000	1,457,970
Fairfield OH City Sch Dist
Ref Sch Impt(12)	5.375%	12/1/2020	AAA		1,410	1,575,844
Foothill De Anza CA Cmnty
College Dist Cap Apprec(17)	Zero Coupon	8/1/2030	AAA		4,505	1,368,349
Jefferson Cnty AL Sch Warrants(13)	5.50%	2/15/2020	AAA		1,000	1,087,500
Lake Orion MI Cmnty Sch Dist Ser B	5.25%	5/1/2025	AA		4,900	5,220,607
Linn Cnty OR Sch Dist No 55
Unrefunded Bal(13)	5.50%	6/15/2025	AAA	(b)	310	341,769
Marion OH City Sch Dist Sch
Fac Constr & Impt(13)	5.625%	12/1/2022	AAA		500	556,800
New York NY Ser K	5.00%	8/1/2023	A+		4,140	4,427,109

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
New York NY Ser M	5.00%	4/1/2035	A+	$5,000	$5,283,850
New York NY Unrefunded
Bal Ser A	6.00%	5/15/2030	A+	240	272,062
OR St Alternate Energy Pj Ser A AMT	5.00%	1/1/2015	AA-	1,315	1,369,546
OR St Alternate Energy Pj Ser A AMT	5.05%	1/1/2016	AA-	1,795	1,877,749
OR St Alternate Energy Pj Ser A AMT	5.10%	1/1/2017	AA-	980	1,024,806
Powell OH(12)	5.50%	12/1/2032	AAA	1,280	1,416,602
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,251,857
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,310,592
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,374,652
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,444,027
Richmond VA(13)	5.50%	1/15/2018	AAA	500	555,030
South Wash Cnty MN Indpt Sch
Dist No 833 Ser A(17)	5.50%	2/1/2018	AAA	5,065	5,531,689
South Wash Cnty MN Indpt Sch
Dist No 833 Ser A(17)	5.50%	2/1/2019	AAA	2,990	3,260,206
Sunnyvale TX Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2028	AAA	1,000	1,083,420
Sunnyvale TX Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2031	AAA	1,100	1,190,101
Teays Vly OH Loc Sch Dist Sch
Fac Constr 2 Impt(12)	5.375%	12/1/2020	Aaa	500	545,000
TX St Transn
Cmnty Mobility Fd Ser A	4.75%	4/1/2035	Aa1	7,500	7,717,575
Washtenaw Cnty MI Multi Lake
Santn Swr Sys Sylvan Twp Wtr(17)	4.75%	5/1/2021	AAA	700	723,408
Whitehall MI Dist Sch	5.50%	5/1/2019	AA	1,400	1,542,422
Wood Cnty OH Pub Libr Impt(17)	5.875%	12/1/2022	Aaa	1,000	1,150,860
WV St Ser D(12)	6.50%	11/1/2026	AAA	2,000	2,506,320
Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(13)	5.60%	9/1/2020	Aaa	855	939,790
Total					92,058,261

Healthcare 17.60%
Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)	6.20%	11/1/2029	A	1,000	1,078,730
AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(12)	5.50%	6/1/2014	Aaa	1,130	1,295,037

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+	$5,000	$5,237,450
Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Hlth Univ A	5.50%	1/1/2034	A-	1,990	2,131,967
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(16)(17)	5.00%	2/15/2015	AAA	1,600	1,714,448
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(16)(17)	5.00%	2/15/2016	AAA	1,000	1,066,760
CO Hlth Fac Auth Rev Catholic Hlth	5.25%	9/1/2024	AA	5,065	5,339,219
CO Hlth Fac Auth Rev
Hosp Poudre Vly Hlthcare-F	5.00%	3/1/2025	BBB+	5,560	5,670,588
CO Hlth Fac Auth Rev
Portercare Adventis Hlth	6.625%	11/15/2026	A	2,000	2,250,040
CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(17)	4.375%	7/1/2023	Aaa	350	355,845
Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A	1,000	1,067,960
Fargo ND Hlth Sys Rev
Meritcare Oblig Group A(17)	5.375%	6/1/2027	AAA	1,000	1,058,450
Glendale AZ Indl Dev Auth	5.00%	12/1/2035	BBB	3,000	3,041,190
Hamilton Cnty OH Hosp Facs
Cincinnati Childrens Hosp J(12)	5.25%	5/15/2034	AAA	3,395	3,656,245
Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A	6.375%	6/1/2029	A	2,500	2,794,150
Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A	2,750	3,018,840
IL Fin Auth Rev Northwestern
Mem Hosp Ser A	5.25%	8/15/2034	AA+	10,000	10,685,900
KY Eco Dev Fin Auth Norton
Hlthcare Inc Ser A(17)	Zero Coupon	10/1/2025	AAA	4,300	1,669,604
Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(17)	6.00%	7/1/2029	AAA	1,000	1,122,940
Lubbock TX Hlth Fac Dev Corp
Rev Sears Plains Pj(14)	5.70%	1/20/2041	AAA	2,490	2,677,273
MD St Hlth & Higher Ed Fac
Auth Rev North Arundel Hosp	6.50%	7/1/2026	A	1,000	1,144,570
MD St Hlth & Higher Ed Fac
Univ MD Med Sys	6.75%	7/1/2030	A3	1,950	2,228,070
MI St Hosp Fin Auth Rev(17)	5.00%	11/15/2036	AAA	5,160	5,460,260

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Minneapolis & St Paul MN Hsg
Healthpartners Oblig Grp Pj	5.875%	12/1/2029	BBB+		$2,100	$2,260,503
MO St Hlth & Ed Fac Auth
Rites PA 1049 RIBs(2)	13.403%	6/1/2010	AAA	(b)	855	1,108,525
MS Hosp Equip & Fac Forrest
Cnty Auth Gen Hosp Pj(13)	6.00%	1/1/2030	Aaa		615	689,679
NH Hlth & Ed Fac Auth Rev	6.00%	10/1/2024	A+		250	274,785
NH Hlth & Ed Fac
Dartmouth-Hitchcock Oblig Grp(13)	5.50%	8/1/2027	AAA		3,500	3,858,890
NH Hlth & Ed Fac Exeter Pj	5.75%	10/1/2031	A+		1,550	1,658,981
NH St Hlth & Ed Concord Hosp(13)	5.50%	10/1/2021	Aaa		710	779,126
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A		3,065	3,332,697
NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A	5.50%	8/1/2025	Aa3		2,000	2,136,880
OR St Hlth Hsg Ed & Cultural
Fac Auth Rev(2)	5.25%	11/15/2019	AAA		2,000	2,192,340
Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl	5.75%	12/1/2027	A		1,000	1,089,730
Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(13)	6.125%	6/1/2024	AAA		2,990	3,059,577
RI St Hlth & Ed Bldg RI Hlth	6.50%	8/15/2032	BBB+		1,000	1,124,340
RI St Hlth & Ed Bldg Roger
Williams Rlty(10)	6.50%	8/1/2029	AA		1,240	1,407,536
SC Jobs Econ Dev Auth
Hosp Facs Rev	6.375%	8/1/2034	BBB+		2,000	2,207,200
St Cloud MN Hlthcare Rev Hosp
Oblig Group Ser A(13)	6.25%	5/1/2018	Aaa		3,320	3,787,655
Stillwater MN Hlthcare
Hlth Sys Oblig Group	5.00%	6/1/2035	A-		1,550	1,603,801
Sullivan Cnty TN Hlth Ed &
Hsg Fac Bd Rev Hosp	6.25%	9/1/2022	BBB+		2,000	2,201,940
Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1		1,500	1,592,970
Total						102,132,691

Housing 5.55%
ID Hsg Agy Sing Fam Mtg Ser F AMT(8)(10)	7.45%	7/1/2015	Aaa		135	137,164
ID Hsg & Fin Assn SF Mtg AMT	5.25%	7/1/2033	Aaa		395	405,629

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)	5.30%	12/1/2020	AAA	$1,170	$1,217,560
KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA	500	519,750
LA Hsg Fin Agy Mtg Rev
Sing Fam Hmownr B AMT(15)	5.80%	6/1/2036	Aaa	2,000	2,166,780
MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT	5.375%	9/1/2022	Aa2	4,160	4,262,045
MD St Cmnty Dev Admin
Residential Ser F AMT	5.50%	9/1/2022	Aa2	2,500	2,584,325
Minneapolis St Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(15)	6.25%	11/1/2030	AAA	230	246,036
MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+	235	243,284
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Pg A-1 AMT(15)	5.90%	9/1/2035	AAA	2,000	2,175,640
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(15)	6.25%	3/1/2031	AAA	160	166,048
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(15)	Zero Coupon	3/1/2029	AAA	525	145,525
MT St Bd Hsg Sing Fam
Mtg Ser A-1(8)(10)	6.05%	12/1/2037	AA+	4,255	4,423,711
MT St Bd Hsg Sing Family Mtg
Ser A AMT	5.60%	12/1/2035	AA+	5,000	5,377,200
NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT	6.25%	3/1/2012	AA	500	510,360
New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(15)	6.00%	12/1/2018	Aaa	300	312,225
OK Hsg Fin Agy Sing Fam Mtg
Ser B-1(15)	5.30%	9/1/2026	Aaa	75	77,519
OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(15)	Zero Coupon	3/1/2029	Aaa	2,780	791,577
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa	1,455	407,691
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser D-2 AMT(15)	Zero Coupon	9/1/2030	Aaa	1,390	294,708
Pinellas Cnty FL Hsg Fin Auth Sing
Fam Hsg Rev Multi Cnty Pg Ser A-1 AMT(15)	5.50%	9/1/2035	Aaa	1,000	1,067,210
Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(9)(15)	6.15%	8/1/2019	AAA	15	15,777

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(13)	5.50%	11/1/2021	AAA	$2,210	$2,278,532
WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA	2,345	2,401,913
Total					32,228,209

Industrial 0.98%
Clark Cnty NV Indl Dev Rev
Ser C AMT(2)	5.95%	12/1/2038	AAA	3,320	3,686,296
Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT	5.875%	2/1/2036	A+	500	516,950
RI St Eco Dev Providence Place Mall(18)	6.125%	7/1/2020	AA	550	623,843
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	650	879,580
Total					5,706,669

Lease 3.32%
AZ St Ser A COP(17)	5.00%	11/1/2020	AAA	200	213,298
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(17)	5.75%	12/1/2018	Aaa	555	604,755
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(17)	5.75%	12/1/2019	Aaa	315	343,240
Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+	2,250	2,485,035
Grand Rapids MI Pub Sch(17)	5.00%	11/1/2021	AAA	250	267,845
Greenville Cnty SC Sch Dist
Installment Pur Ref Bldg	5.50%	12/1/2028	AA-	5,500	6,002,095
Henrico Cnty VA Eco Dev Auth
Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	Aa1	1,000	1,138,000
Lancaster Edl Assistance Sch
Dist Lancaster Cnty Pj	5.00%	12/1/2029	BBB+	1,750	1,812,335
Murray City UT Muni Bldg Auth Lease
Rev Ser A(2)	5.30%	12/1/2021	Aaa	2,925	3,168,711
Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(20)	5.00%	3/1/2022	AAA	1,000	1,063,620
St Paul MN Port Auth Lease
Rev Office Bldg	5.00%	12/1/2022	AA+	1,000	1,065,470
West Vly City UT Muni Bldg(2)	5.50%	8/1/2027	AAA	1,000	1,102,540
Total					19,266,944

Miscellaneous 6.63%
AZ Tourism & Sports Auth Tax Rev
Multipurpose Stadium Fac Ser A(17)	5.00%	7/1/2031	Aaa	670	708,840

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
George L Smith II GA World
Congress Ctr Auth Rev AMT(17)	5.75%	7/1/2015	AAA		$1,500	$1,641,285
George L Smith II GA World
Congress Ctr Rev AMT(17)	5.50%	7/1/2020	AAA		700	758,394
LA Loc Govt Env Fac Pkg Fac
Garage Pj Ser A(2)	5.375%	10/1/2026	AAA		1,500	1,618,755
Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(17)	5.00%	12/15/2019	AAA		750	805,830
MA St Wtr Pollutn Abatement
Tr Rites PA 1221 RIBs	7.975%	8/1/2011	AAA	(c)	4,500	5,282,010
Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)	5.25%	11/1/2023	AAA		1,765	1,925,915
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(12)	4.789%	4/1/2014	AAA		3,300	3,302,772
Omaha Convention Hotel Corp
Rites PA 1078 RIBs(2)	7.705%	4/1/2010	AAA	(b)	5,000	5,579,300
Orange Cnty FL Tourist Dev Tax Rev Ref(2)	5.00%	10/1/2031	AAA		3,500	3,745,840
Portland OR Urb Ren & Redev
Downtown Waterfront Ref Ser A(2)	5.50%	6/15/2020	Aaa		650	714,603
Portland OR Urb Ren & Redev
Downtown Waterfront Ref Ser A(2)	5.75%	6/15/2019	Aaa		1,500	1,680,495
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB		5,000	5,377,950
Univ FL Res Fndtn Inc
Cap Impt Rev(2)	5.125%	9/1/2033	Aaa		4,000	4,168,840
Westminster CO Sales & Use
Tax Ref Rev(2)	5.25%	12/1/2022	AAA		1,090	1,185,975
Total						38,496,804

Power 1.65%
Grant Cnty WA Pub Util Dist
No2 Pr Rap Hydro 2nd Ser B AMT(17)	5.375%	1/1/2018	AAA		300	321,084
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(13)	5.25%	7/1/2020	AAA		2,600	2,832,076
Sacramento CA Muni Util Dist
Ref Ser T(12)	5.00%	5/15/2030	AAA		5,000	5,346,550
SC St Pub Svc(13)	5.25%	1/1/2019	AAA		950	1,046,909
Total						9,546,619

Pre-Refunded 13.11%
Baltimore MD Rev Water Pj Ser A(13)	6.00%	7/1/2018	AAA		285	324,179

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Baltimore MD Rev Water Pj Ser A(13)	6.00%	7/1/2020	AAA		$275	$312,804
Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)	6.25%	8/15/2019	AAA		7,385	8,392,757
Canton OH Sch Dist Var Purp Ser A(17)	5.625%	12/1/2023	AAA		2,900	3,267,749
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(17)	5.25%	9/1/2020	Aaa		320	360,106
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(17)	Zero Coupon	8/1/2015	AAA		1,000	559,580
Culpeper Cnty VA Sch(13)	6.00%	1/15/2021	AAA		690	782,688
Dallas TX	5.75%	2/15/2020	AA+		1,615	1,800,354
Dallas TX Indpt Sch Dist PSF GTD	5.50%	2/15/2017	AAA		5,000	5,673,550
DE Transn Auth Transn Sys Rev Sr	6.00%	7/1/2020	AA		6,215	7,069,376
Detroit MI Wtr Supply Sys Sr
Lien Ser A(12)	5.75%	7/1/2028	AAA		1,500	1,725,465
Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj	6.00%	6/1/2030	AA		3,500	4,003,825
Georgetown Cnty SC Sch Dist(13)	5.25%	3/1/2020	AAA		2,485	2,749,106
IA Fin Auth Rev ETM	5.25%	8/15/2021	Aa2		235	243,906
Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(18)	6.125%	10/1/2023	AA		680	770,481
Lane Cnty OR Sch Dist No 052	5.625%	6/15/2020	Aa3		800	895,376
Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(17)	5.75%	7/1/2019	AAA		2,000	2,170,280
Linn Cnty OR Sch Dist No 55(13)	5.50%	6/15/2025	AAA	(b)	1,935	2,181,848
Linn Cnty OR Sch Dist No 55
Sweet Home(13)	5.50%	6/15/2020	AAA		1,000	1,127,570
MD St Hlth & Higher Ed Fac
Catholic Hlth Initiative Ser A ETM	6.00%	12/1/2024	AA		100	112,205
Mesa AZ Indl Dev Auth
Discovery Hlth Sys Ser A(17)	5.75%	1/1/2025	AAA		750	842,190
New York NY Ser A	6.00%	5/15/2030	A+		1,935	2,211,337
NJ St Transn Tr Fd Auth
Transn Sys Ser B	6.00%	6/15/2019	AAA		2,550	2,897,616
North Providence RI Ser A(17)	6.125%	7/1/2016	AAA		1,410	1,530,372
OH St	6.20%	8/1/2013	AAA		750	766,920

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Paw Paw MI Pub Sch Dist Sch
Bldg & Site	6.00%	5/1/2030	AA		$550	$623,238
Philadelphia PA Sch Dist Ser A(13)	5.75%	2/1/2030	AAA		1,200	1,359,516
Phoenix AZ Civic Impt Corp(12)	6.00%	7/1/2024	AAA		2,400	2,750,616
Providence RI Redev Agy Rev
Pub Safety & Muni Bldgs Ser A(2)	5.75%	4/1/2029	Aaa		415	466,468
RI St Econ Dev Corp Arpt Rev Ser B(12)	6.00%	7/1/2020	AAA		1,210	1,371,136
RI St Econ Dev Corp Arpt Rev Ser B(12)	6.00%	7/1/2028	AAA		1,200	1,353,888
RI St Hlth & Ed Bldg Corp Rev
Hgh Ed Fac Brown Univ	6.00%	9/1/2025	AA+		7,070	7,249,649
SC Jobs Econ Dev Auth
Hosp Fac Rev	7.375%	12/15/2021	BBB(c	)	2,000	2,440,840
Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(12)	5.00%	1/15/2021	AAA		1,105	1,219,920
TN St Sch Bd Auth Higher Edl
Facs Ser A	5.625%	5/1/2030	AA-		150	167,467
VA St Pub Bldg Auth Pub Fac
Rev Ser A	5.75%	8/1/2020	AA+		600	671,358
White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(13)	6.00%	1/1/2026	Aaa		1,090	1,225,803
WV St St Road(17)	5.75%	6/1/2025	AAA		1,800	2,038,734
York Cnty VA Swr Rev	5.875%	6/1/2024	Aa3		330	368,920
Total						76,079,193

Resource Recovery 0.22%
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa		1,245	1,261,148

Sales Tax 0.98%
Grand Forks ND Sales Tax Rev
Ref Alerus Pj Ser A(17)	4.50%	12/15/2029	Aaa		5,640	5,710,274

Special Tax 1.14%
Ernest N Morial New Orleans
LA Exhibit Hall Auth Spl Tax RIBs	8.096%	7/15/2028	AAA		5,000	5,786,700
Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax B No 1998-1(13)	5.25%	9/1/2028	AAA		355	377,560
San Juan Cnty NM Tax/Motor
Ref & Impt(16)(17)	5.25%	5/15/2022	AAA		390	426,360
Total						6,590,620

See Notes to Schedule of Investments.

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Toll Roads 1.31%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)	7.599%	1/1/2035	Aaa		$7,000	$7,598,920

Transportation 6.62%
Billings MT Arpt Rev AMT(17)	6.10%	7/1/2016	AAA		190	214,310
Billings MT Arpt Rev AMT(17)	6.20%	7/1/2020	AAA		2,775	3,137,165
FL St Tpk Auth Tpk Rev RIBs	7.465%	7/1/2033	AA-	(c)	3,000	3,342,360
Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(12)	5.50%	7/1/2012	AAA		1,610	1,779,662
LA St Transn Auth Toll Rev
Sr Lien LA 1 Pj Ser A(2)	4.50%	12/1/2030	AAA		9,815	9,819,319
Metropolitan Washington DC Arpt
Auth Sys Ser A AMT(17)	5.00%	10/1/2035	AAA		5,000	5,228,000
Muni Secs Trust Ctfs Ser 7006
Tr Ctf Cl B RIBs(2)	8.041%	1/1/2031	Aaa		6,250	7,345,125
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA		5,000	5,481,500
Port Kalama WA Rev Ser B AMT	5.625%	12/1/2015	A3		1,025	1,050,984
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)	9.35%	7/1/2026	Aaa		500	510,000
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(13)	6.125%	1/1/2027	AAA		495	529,600
Total						38,438,025

Water/Sewer 10.53%
Atlanta GA Wtr & Wstwtr Rev(13)	5.00%	11/1/2037	AAA		10,000	10,603,200
Brighton Twp MI San Sew
Drainage Dist(13)	5.25%	10/1/2018	AAA		1,615	1,723,593
Broad River NC Wtr Auth(17)	5.375%	6/1/2026	Aaa		400	436,312
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(17)	5.25%	9/1/2021	Aaa		1,025	1,117,271
CO Wtr Res & Pwr Dev Parker
Wtr & San Dist(17)	5.125%	9/1/2034	AAA		8,350	8,984,015
Gainesville GA Wtr & Sew Rev(13)	5.375%	11/15/2020	AAA		2,900	3,171,121
Gautier MI Util Dist Util Sys
Rev Ref(12)	5.125%	3/1/2019	Aaa		425	458,583
Grand Forks ND Wtr Rev Ser D(17)	5.375%	9/1/2020	Aaa		1,150	1,249,107
Iowa City IA Swr Rev(13)	5.375%	7/1/2020	Aaa		620	666,723

See Notes to Schedule of Investments.

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
KS St Dev Fin Auth Rev Pub
Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	$1,180	$1,211,589
Midlothian TX Wtr Dist(13)	Zero Coupon	9/1/2022	AAA	2,000	926,000
NY New York City Muni Wtr Fin	5.125%	6/15/2031	AA+	5,000	5,272,550
OR St Bd Bk Rev OR Econ Cmnty
Dev Dept Ser A(17)	5.50%	1/1/2017	AAA	570	614,477
Paragould AR Wtr Swr & Elec Rev(2)	5.65%	12/1/2025	AAA	615	677,330
Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA	11,980	12,758,101
Rockingham NC COP(2)	5.00%	4/1/2020	AAA	1,205	1,303,991
SD Conservancy Dist(2)	5.00%	8/1/2022	Aaa	2,700	2,865,051
SD Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)	5.00%	8/1/2022	Aaa	500	528,350
Upper Occoquan Sew Auth VA
Regl Sew Rev Ref(d)(13)	5.00%	7/1/2025	AAA	1,000	1,085,090
UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)	5.125%	7/1/2023	Aaa	1,000	1,071,120
WV St Wtr Dev Auth Rev Loan
Pg III Ser A AMT(2)	6.25%	7/1/2030	AAA	1,470	1,668,009
WV Wtr Dev Auth Infra Rev Ser A(2)	5.50%	10/1/2023	AAA	900	1,014,561
WV Wtr Dev Auth Infra Rev Ser A(13)	5.625%	10/1/2026	AAA	1,555	1,713,315
Total					61,119,459
Total Municipal Bonds (Cost $552,495,950)					593,685,099

	Shares
	(000)
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds 0.00%
Dreyfus Municipal Cash Management Plus	2	1,648
SSgA Tax Free Money Market Fund	6	5,521
Total Short-Term Investments (Cost $7,169)		7,169
Total Investments in Securities 102.29% (Cost $552,503,119)		593,692,268
Liabilities in Excess of Other Assets (2.29%)		(13,294,791)
Net Assets 100.00%		$580,397,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.68%

Education 15.44%
Abag Fin Auth For Nonprofit
Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	$500	$530,270
CA Ed Fac Auth Rev Pepperdine Univ	5.75%	9/15/2030	A1	2,000	2,181,100
CA Ed Fac Auth Rev Res Ctfs
Ser 113 RIBs	7.815%	12/1/2027	AAA	2,525	2,775,834
CA Ed Fac Auth Rev Scripps College	5.25%	8/1/2021	A1	425	454,308
CA Ed Fac Auth Rev Scripps College	5.25%	8/1/2026	A1	1,145	1,216,986
CA Ed Fac Auth Rev Univ of
San Diego(2)	5.00%	10/1/2028	Aaa	1,250	1,309,263
CA Ed Fac Auth Rev Univ of
San Francisco(17)	6.00%	10/1/2016	AAA	75	79,465
CA Ed Fac Auth Rev Univ of
San Francisco(17)	6.00%	10/1/2026	AAA	2,565	2,717,694
CA St Univ Fndtn Rev Monterey Bay(17)	5.30%	6/1/2022	AAA	250	272,688
CA St Univ Fndtn Rev
Sacramento Auxiliary Ser A(17)	5.50%	10/1/2027	AAA	400	445,856
CA St Univ Rev & Colleges Hsg Sys(12)	5.90%	11/1/2021	AAA	1,045	1,077,081
CA Statewide Cmntys Dev Auth
Aux Fndtn CA St Univ(17)	5.20%	6/1/2024	AAA	525	553,250
Golden Vly Unif Sch Dist Fin Pj(2)	5.35%	7/1/2027	AAA	2,250	2,378,160
Los Angeles CA Unif Sch Dist
Admin Bldg Pj Ser COP(2)	5.00%	10/1/2031	AAA	3,025	3,169,897
Los Angeles CA Unif Sch Dist Ser A(13)	5.00%	7/1/2022	AAA	1,500	1,609,095
Los Angeles CA Unif Sch Dist Ser D(12)	5.375%	7/1/2025	AAA	1,000	1,079,880
San Ysidro CA Sch Dist Cap
Apprec Election 1997 Ser D(12)	Zero Coupon	8/1/2028	AAA	1,000	336,300
Univ CA Rev Multi Purp Ser K	5.25%	9/1/2024	AA	1,545	1,624,614
Univ CA Revs Res Facs Ser E(2)	5.00%	9/1/2031	AAA	2,000	2,091,120
Univ CA Revs Res
Multiple Purp Pj Ser Q(13)	5.00%	9/1/2031	AAA	2,000	2,121,460
Total					28,024,321

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation 21.25%
Antelope Vly CA Unif High Sch(17)	5.00%	8/1/2022	AAA	$2,180	$2,339,249
Barstow CA Unif Sch Dist Ser A(12)	5.00%	8/1/2026	Aaa	2,500	2,649,400
Berryessa CA Unif Sch Dist
Election of 1999 Ser B(13)	5.25%	8/1/2019	AAA	1,015	1,123,676
CA St	5.10%	2/1/2034	A	3,900	4,034,706
CA St Previous Veterans Ser B J AMT	5.70%	12/1/2032	AA-	640	653,011
CA St Ref(12)	5.25%	9/1/2030	AAA	890	945,127
CA St Var Purp AMT	5.25%	11/1/2027	A	520	563,290
Capistrano CA Unif Sch Dist
Fac Impt Dist No 001 Ser A(12)	6.00%	8/1/2024	AAA	2,500	2,807,675
Escondido CA Unif Sch Dist Ser A(13)	5.25%	8/1/2022	AAA	2,000	2,189,940
Franklin-McKinley CA Sch Dist Ser B(13)	5.00%	8/1/2027	AAA	675	719,705
Marina CA Ser A(2)	5.25%	8/1/2035	AAA	1,000	1,113,510
Mojave CA Unif Sch Dist Sch
Fac Impt Dist No 001(12)	5.00%	8/1/2024	AAA	1,060	1,124,681
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(12)	5.25%	8/1/2022	AAA	1,230	1,350,823
Montebello CA Unif Sch Dist(13)	5.00%	8/1/2020	AAA	350	376,733
Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(13)	5.50%	3/1/2026	AAA	465	514,355
Oxnard CA Unif High Sch Dist
Ref Ser A(17)	6.00%	2/1/2020	AAA	650	782,483
Oxnard CA Unif High Sch Dist
Ref Ser A(17)	6.20%	8/1/2030	AAA	3,000	3,616,410
Pittsburg CA Redev Agy Los
Medanos Cmnty Dev Pj(2)	Zero Coupon	8/1/2026	AAA	3,500	1,293,670
Pittsburg CA Unif Sch Dist Ser E(13)	6.00%	8/1/2024	AAA	1,380	1,496,141
Pomona CA Unif Sch Dist(17)	6.15%	8/1/2030	AAA	1,000	1,256,500
Pomona CA Unif Sch Dist Ser A(17)	6.55%	8/1/2029	AAA	1,000	1,310,720
Puerto Rico Comwlth
Unrefunded Balance Pub Impt Ser A	5.375%	7/1/2028	BBB	995	1,069,376
Riverside CA Cmnty College Ser A(17)	5.50%	8/1/2029	AAA	1,355	1,530,283
San Gabriel CA Unif Sch Dist Ser A(13)	5.00%	8/1/2024	AAA	2,725	2,891,280
Ventura CA Unif Sch Dist Ref(13)	5.125%	8/1/2028	AAA	750	826,252
Total					38,578,996

See Notes to Schedule of Investments.

2

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare 2.64%
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser A	5.50%	8/1/2031	A+		$1,300	$1,389,830
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser B	5.55%	8/1/2031	A+		650	696,878
CA Infrastr & Econ Scripps
Res Instl Ser A	5.75%	7/1/2030	Aa3		1,500	1,619,955
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A	5.50%	6/1/2031	A+		500	527,545
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A	6.00%	6/1/2022	A+		500	565,340
Total						4,799,548

Industrial 5.22%
CA Pollutn Ctrl Fin Auth Rev
Southern CA Ser B AMT(2)(19)	6.40%	12/1/2024	AAA		9,435	9,474,344

Lease 10.07%
CA St Pub Wk Brd Lease Rev
Dept Gen Svcs Teale Data(2)	5.25%	3/1/2020	AAA		1,000	1,080,820
Inglewood CA Pub Fin Auth Rev Ser A(2)	5.25%	8/1/2021	AAA		600	652,542
Orange Cnty CA Recovery Partn
Residual Ser 128 COP RIBs(17)	9.165%	7/1/2019	AAA	(c)	2,500	2,747,300
Orange Cnty CA Recovery Partn Ser A(17)	6.00%	7/1/2026	AAA		750	788,378
Palm Springs CA Fin Auth
Convention Ctr Pj Ser A(17)	5.50%	11/1/2035	AAA		1,000	1,135,380
Plumas Cnty CA Cap Impt Pg
Ser A COP(2)	5.25%	6/1/2023	AAA		1,365	1,495,398
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)	5.00%	12/1/2026	AAA		900	945,900
San Buenaventura CA Ser C COP(2)	5.25%	2/1/2031	AAA		2,575	2,765,524
San Francisco CA City & Cnty
San Bruno Jail No 3(2)	5.25%	10/1/2033	AAA		5,000	5,397,900
Santa Ana CA Unif Sch Dist
Fin Pj COP(13)	Zero Coupon	4/1/2019	AAA		2,295	1,272,463
Total						18,281,605

Miscellaneous 2.04%
CA Infrastr & Econ Bk Rev
YMCA Metropolitan LA Pj(2)	5.25%	2/1/2026	AAA		2,000	2,168,180
Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)	5.50%	9/1/2032	AAA		1,000	1,098,640

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Oakland CA JT Pwrs Fin Auth
Reassmt Rev	5.50%	9/2/2024	A-	$405	$434,610
Total					3,701,430

Power 2.08%
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A(16)(17)	5.00%	7/1/2024	AAA	850	898,348
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(17)	5.00%	7/1/2032	AAA	1,500	1,598,505
Puerto Rico Elec Pwr Auth Rev
Ser II(13)	5.125%	7/1/2026	AAA	500	540,955
Shasta CA JT Pwrs Fin Auth
Cnty Admin Bldg Pj Ser A(17)	5.25%	4/1/2023	AAA	675	731,092
Total					3,768,900

Pre-Refunded 10.29%
Anaheim CA Unif High Sch Dist Ser A(13)	5.00%	8/1/2025	AAA	785	875,322
CA Ed Fac Auth Rev Pooled
College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	3,000	3,449,370
CA Infrastr & Econ Dev Bk Rev
Asian Museum Fndtn(17)	5.25%	6/1/2030	AAA	115	121,780
Centinela Vly CA Unif High
Sch Election 2000 Ser D ETM(12)	5.25%	8/1/2024	AAA	1,145	1,265,592
El Monte CA City Sch Dist Ser A(13)	6.25%	5/1/2025	AAA	1,230	1,424,131
Fremont CA Unif High Sch Dist
Santa Clara Cnty Ser B(12)	5.25%	9/1/2025	AAA	1,000	1,109,670
MSR Pub Pwr Agy CA San
Juan Pj Rev Ser D ETM(17)	6.75%	7/1/2020	AAA	915	1,116,968
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	505	567,913
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	845,775
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)	5.00%	12/1/2020	AAA	2,000	2,211,440
Santa Cruz CA City Elem Sch
Dist Ser B(12)	6.00%	8/1/2029	AAA	2,500	2,847,150
Santa Cruz CA City High Sch Ser B(12)	6.00%	8/1/2029	AAA	1,000	1,138,860
Southwestern Cmnty College Dist CA(2)	5.375%	8/1/2025	AAA	1,500	1,703,460
Total					18,677,431

Resource Recovery 2.33%
CA Pollutn Ctrl Fin Auth Rev
Pacific Gas/Elec Ser A AMT(17)	5.35%	12/1/2016	AAA	2,000	2,184,020

See Notes to Schedule of Investments.

4

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
CA Pollutn Ctrl Fin Auth Solid Waste
Disp Rev Waste Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	$1,000	$999,730
CA Pollutn Ctrl Fin Auth Solid
Waste Mgmt Inc Pj Ser A-2 AMT	5.40%	4/1/2025	BBB	1,000	1,040,430
Total					4,224,180

Special Tax 6.87%
CSUCI Fin Auth Rev CA East
Campus Cmnty Ser A(17)	5.25%	9/1/2026	AAA	5,500	5,868,335
Riverside Cnty CA Redev Agy
Tax Alloc Jupura Vly Pj(2)	5.25%	10/1/2035	AAA	2,000	2,163,280
RNR Sch Fin Auth CA Spl Tax
Cmnty Fac Dist No 92-1 Ser A(2)	5.625%	9/1/2030	AAA	3,985	4,443,554
Total					12,475,169

Transportation 10.89%
Bay Area Govt Assn CA Rev
Bart SFO Extn Arpt Premium A(2)	5.00%	8/1/2026	AAA	2,000	2,106,940
Fresno CA Arpt Rev Ser A(13)	5.50%	7/1/2030	AAA	1,500	1,647,330
Port Oakland CA Port Rev Ser J(17)	5.50%	11/1/2026	AAA	5,000	5,362,950
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.00%	7/1/2036	A	210	222,951
Puerto Rico Comwlth Hwy &
Transn Auth Ser G(12)	5.25%	7/1/2021	AAA	1,000	1,108,510
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A	5,400	6,107,940
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(13)	6.125%	1/1/2027	AAA	490	524,251
San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(13)	5.75%	1/1/2014	AAA	500	542,745
San Francisco CA City & Cnty
Ref Second Ser 28B AMT(17)	5.25%	5/1/2023	AAA	2,000	2,155,240
Total					19,778,857

Water/Sewer 10.56%
CA Statewide Cmntys Dev Auth
Wtr Rev Pooled Fin Pg Ser C(13)	5.25%	10/1/2034	AAA	500	544,190
Clovis CA Pub Fin Auth
Wastewtr Rev(17)	5.25%	8/1/2030	Aaa	1,305	1,437,940
El Monte CA Wtr Auth Rev(2)	5.60%	9/1/2029	AAA	2,000	2,232,820
Imperial CA Ref Wtr Fac COP(12)	5.00%	10/15/2020	AAA	3,250	3,501,908

See Notes to Schedule of Investments.

5

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Orange Cnty CA Santn Dist COP(12)	5.25%	2/1/2027	AAA	$4,265	$4,650,982
Oxnard CA Fin Auth Wastewtr
Redwood Trunk Swr & Headwk A(12)	5.25%	6/1/2034	AAA	2,000	2,180,940
Palo Alto CA Util Rev Ser A	6.25%	6/1/2020	AA+	1,610	1,634,247
San Luis Opispo Cnty CA Ser A(17)	5.375%	8/1/2030	AAA	1,800	1,932,984
Western Riverside Cnty CA Wtr
Wastewtr Fin Auth Eastern Muni Wtr Dist Impt A	5.00%	9/1/2030	A-	1,000	1,052,000
Total					19,168,011
Total Municipal Bonds (Cost $169,205,920)					180,952,792

	Shares
	(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund 0.00%
Dreyfus General CA Municipal Money Market Fund Class A (Cost $1,053)	1	1,053
Total Investments in Securities 99.68% (Cost $169,206,973)		180,953,845
Other Assets in Excess of Liabilities 0.32%		586,575
Net Assets 100.00%		$181,540,420

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

CONNECTICUT TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 96.26%

Education 23.23%
CT St Hlth & Ed Fac Auth Rev
CT College Ser E(17)	5.25%	7/1/2022	AAA	$400	$439,920
CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(17)	5.25%	7/1/2019	AAA	600	648,630
CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(17)	5.50%	7/1/2029	AAA	1,235	1,343,161
CT St Hlth & Ed Fac Auth Rev
Gunnery Sch(18)	5.35%	7/1/2031	AA	695	751,802
CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(17)	4.125%	7/1/2022	Aaa	150	149,364
CT St Hlth & Ed Fac Auth Rev
Loomis Chaffee Sch Ser D	5.25%	7/1/2031	A2	2,750	2,966,782
CT St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A	5.75%	7/1/2029	A+	3,200	3,488,672
CT St Hlth & Ed Fac Auth Rev
Norwich Free Academy Ser A(2)	5.00%	7/1/2034	AAA	1,250	1,332,875
CT St Hlth & Ed Fac Auth Rev Ser G(13)	5.00%	11/1/2019	AAA	2,100	2,313,360
CT St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A(17)	5.40%	7/1/2027	AAA	1,350	1,437,197
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser G(2)	5.00%	7/1/2021	AAA	1,000	1,068,360
CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A	5.25%	7/1/2019	Aa3	200	216,630
CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A	5.375%	7/1/2029	Aa3	210	222,365
CT St Hlth & Ed Fac Auth Rev
Univ Hartford Ser E(18)	5.25%	7/1/2032	AA	2,900	3,095,315
CT St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D(1)(4)	6.70%	7/1/2026	A	1,000	1,038,940
CT St Hlth & Ed Fac Auth Rev
Unrefunded Balance Sacrd Hrt Ser C	6.50%	7/1/2016	BBB-	275	286,624
Univ CT Ser A(17)	5.125%	2/15/2021	AAA	675	734,981
Total					21,534,978

General Obligation 18.95%
Bridgeport CT Ser C(12)	4.75%	8/15/2021	AAA	1,000	1,038,600
Bridgeport CT Ser C(12)	5.00%	8/15/2020	AAA	500	529,895

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
CT St Ser D(17)	5.00%	12/1/2024	AAA	$1,000	$1,080,130
Hartford Cnty CT Met Dist(2)	5.00%	5/1/2024	AAA	500	540,170
Hartford CT	6.50%	12/15/2005	A	730	742,235
Montville CT	6.70%	6/15/2009	Aa3	550	625,768
Montville CT	6.70%	6/15/2010	Aa3	575	669,156
New Haven CT(12)	5.00%	11/1/2019	AAA	560	610,182
New Haven CT Ser A(2)	5.00%	11/1/2021	AAA	1,000	1,072,930
New Haven CT Ser C(17)	5.00%	11/1/2021	AAA	1,670	1,806,255
Puerto Rico Comwlth Pub Impt	Zero Coupon	7/1/2018	BBB	2,035	1,189,193
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2023	BBB	2,300	2,489,980
Puerto Rico Comwlth
Unrefunded Balance Pub Impt(13)	5.125%	7/1/2030	AAA	945	1,011,471
Redding CT	6.60%	4/15/2010	Aa1	100	115,995
Stamford CT Parking Garage	5.25%	2/1/2023	AAA	155	170,708
Waterbury CT(13)	5.125%	4/1/2022	AAA	2,250	2,424,195
Waterbury CT Ser A(13)	5.00%	4/1/2019	AAA	1,250	1,342,950
West Haven CT(17)	6.50%	6/15/2006	AAA	100	103,612
Total					17,563,425

Healthcare 8.62%
CT St Dev Auth Rev Duncaster Inc Pj(18)	5.125%	8/1/2022	AA	235	250,813
CT St Hlth & Ed Fac Auth Rev
Bridgeport Hosp Ser A(17)	6.625%	7/1/2018	AAA	1,250	1,253,388
CT St Hlth & Ed Fac Auth Rev
Bristol Hosp Ser B(18)	5.50%	7/1/2021	AA	1,000	1,117,660
CT St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F(17)	5.625%	11/15/2020	AAA	325	358,244
CT St Hlth & Ed Fac Auth Rev
Child Care Fac Pg Ser C(2)	5.625%	7/1/2029	AAA	1,000	1,093,090
CT St Hlth & Ed Fac Auth Rev
CT College Ser E(17)	5.00%	7/1/2032	AAA	1,050	1,113,798
CT St Hlth & Edl Facs Auth Rev
Griffin Hosp Ser B(18)	5.00%	7/1/2023	Aa3	500	531,930
CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(17)	4.375%	7/1/2023	Aaa	500	508,350

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
CT St Hlth & Ed Fac Auth Rev
St Francis Hosp & Med(18)	5.00%	7/1/2022	AA	$1,000	$1,061,460
CT St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C(18)	5.75%	7/1/2029	AA	650	697,073
Total					7,985,806

Housing 1.18%
CT St Hsg Fin Auth Hsg Mtg
Fin Pg Ser D 2 AMT	5.15%	11/15/2022	AAA	555	555,877
CT St Hsg Fin Auth Spl Oblig
Grp Home Mtg(2)	5.85%	6/15/2030	AAA	500	535,360
Total					1,091,237

Industrial 0.55%
CT St Dev Auth Govt Lease Rev(17)	6.60%	6/15/2014	AAA	500	506,725

Miscellaneous 2.31%
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser H(17)	4.75%	7/1/2023	AAA	1,030	1,083,055
Puerto Rico Pub Bldgs Auth Rev
Unrefunded Bal Govt Facs Ser D GTD	5.25%	7/1/2036	BBB	1,000	1,061,750
Total					2,144,805

Power 7.47%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(17)	5.00%	7/1/2032	AAA	1,500	1,598,505
Puerto Rico Elec Pwr Auth Rev
Ser II(13)	5.125%	7/1/2026	AAA	2,925	3,164,587
Puerto Rico Elec Pwr Auth Rev
Ser II	5.25%	7/1/2031	A-	1,000	1,073,620
Puerto Rico Elec Pwr Auth Ser HH(13)	5.25%	7/1/2029	AAA	1,000	1,084,970
Total					6,921,682

Pre-Refunded 21.97%
CT St Hlth & Ed Fac Auth Rev
Auth Rev Sacred Heart Ser C	6.50%	7/1/2016	BBB-	725	765,528
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser E(17)	5.875%	7/1/2026	AAA	1,090	1,146,004
CT St Ser A	5.625%	4/15/2020	Aa3	1,000	1,124,120
CT St Ser A	6.00%	4/15/2015	AA	1,000	1,140,680
CT St Ser B	5.60%	6/15/2020	Aa3	250	277,700
CT St Ser D	5.125%	11/15/2018	Aa3	1,500	1,651,275

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+	8.58%	10/1/2040	Aaa	$1,000	$1,205,420
New Haven CT(12)	5.375%	2/15/2011	AAA	1,500	1,554,630
Puerto Rico Comwlth(13)	5.125%	7/1/2030	AAA	1,505	1,672,070
Puerto Rico Comwlth	6.00%	7/1/2026	AAA	1,000	1,079,240
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	670	746,293
Puerto Rico Comwlth Pub Impt Ser A(12)	5.00%	7/1/2032	AAA	4,285	4,772,933
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	845,775
Univ CT Rev Student Fee Ser A(12)	5.75%	11/15/2020	AAA	205	233,796
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	449,569
Univ CT Rev Student Fee Ser A(12)	6.00%	11/15/2025	AAA	500	576,370
Univ CT Ser A(12)	5.625%	3/1/2020	AAA	1,000	1,121,400
Total					20,362,803

Resource Recovery 1.14%
Stamford CT Wtr Pollutn Ctl Sys
& Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,061,640

Transportation 7.92%
CT St Spl Tax Oblig Rev Rites
PA 1039 R-A RIBs(13)	8.235%	1/1/2010	AAA	500	633,850
CT St Spl Tax Oblig Rev Rites
PA 1039 R-B RIBs(13)	8.235%	1/1/2010	AAA	785	960,903
CT St Spl Tax Oblig Rev Rites
PA 1039 R-C RIBs(13)	7.485%	7/1/2017	AAA	2,250	2,575,710
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D(13)	5.00%	7/1/2032	AAA	1,000	1,058,550
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G	5.00%	7/1/2033	A	1,000	1,047,580
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	A	1,000	1,063,000
Total					7,339,593

Water/Sewer 2.92%
CT St Dev Auth Wtr Bridgeport AMT(2)(19)	6.15%	4/1/2035	AAA	500	534,505
South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)	5.375%	8/1/2025	AAA	1,000	1,088,440
South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)	5.375%	8/1/2030	AAA	1,000	1,087,960
Total					2,710,905
Total Municipal Bonds (Cost $82,812,249)					89,223,599

See Notes to Schedule of Investments.

4

			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENT 0.91%

Money Market Mutual Fund 0.91%
Dreyfus CT Muni Cash Management (Cost $846,222)				846	$846,222
Total Investments in Securities 97.17% (Cost $83,658,471)					90,069,821
Cash and Other Assets in Excess of Liabilities 2.83%					2,623,905
Net Assets 100.00%					$92,693,726

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

HAWAII TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 95.13%

Education 7.04%
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)	5.65%	10/1/2016	AAA	$1,000	$1,016,670
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)	5.70%	10/1/2025	AAA	380	386,376
Univ HI Univ Sys Rev(12)	5.125%	7/15/2032	AAA	1,000	1,061,380
Univ HI Univ Sys Rev Ser A(12)	5.50%	7/15/2029	AAA	2,500	2,763,100
Total					5,227,526

General Obligation 26.92%
HI Cnty HI Ser A(13)	5.00%	7/15/2023	AAA	1,000	1,068,060
HI Cnty HI Ser A(17)	5.00%	7/15/2024	AAA	1,000	1,071,210
HI Cnty HI Ser A(17)	5.25%	7/15/2023	AAA	595	655,613
HI Cnty HI Ser A(12)	5.50%	7/15/2017	AAA	1,045	1,155,843
HI Cnty HI Ser A(12)	5.60%	5/1/2013	AAA	1,780	2,046,804
HI Cnty HI Ser A(13)	5.625%	5/15/2019	AAA	545	596,579
HI St Ser BZ	6.00%	10/1/2010	Aa2	500	568,520
HI St Ser BZ	6.00%	10/1/2012	Aa2	500	584,140
HI St Ser CA(12)	8.00%	1/1/2013	AAA	2,000	2,588,200
HI St Ser CZ(13)	5.25%	7/1/2018	AAA	1,000	1,096,580
HI St Ser DE(17)	5.00%	10/1/2024	AAA	1,000	1,072,530
HI St Ser DF(2)	5.00%	7/1/2025	AAA	2,000	2,153,080
Kauai Cnty HI Pub Impt Ser B(17)	5.25%	8/1/2017	AAA	95	100,228
Kauai Cnty HI Ser A(17)	5.50%	8/1/2021	AAA	2,495	2,748,467
Maui Cnty HI(17)	5.00%	3/1/2025	AAA	1,000	1,074,400
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,330	1,429,417
Total					20,009,671

Healthcare 1.65%
HI St Dept Bldg & Fin Spl
Purp Rev The Queens Hlth Sys Ser B(17)	5.25%	7/1/2023	AAA	1,000	1,068,420
Puerto Rico Indl Tourist Ed
Mutuo Oblig Grp Ser A(17)	6.25%	7/1/2024	AAA	150	153,377
Total					1,221,797

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing 3.50%
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser A AMT(11)	7.10%	7/1/2024	AAA	$190	$192,272
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(11)	5.30%	7/1/2028	AAA	850	870,154
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(11)	5.45%	7/1/2017	AAA	1,000	1,039,010
Honolulu HI City & Cnty Mtg
Rev Smith Beretania 8A(7)(10)(17)	5.45%	1/1/2025	Aaa	500	501,045
Total					2,602,481

Miscellaneous 1.41%
HI St Cap Dist Kapolei St
Office Ser A COP(2)	5.00%	5/1/2018	AAA	475	505,048
HI St Cap Dist St Office COP(17)	5.50%	5/1/2020	AAA	500	545,590
Total					1,050,638

Power 3.31%
HI St Dept Budget & Fin Spl Purp
Rev Ref Elec Co & Subsidiaries A AMT(12)	4.80%	1/1/2025	AAA	1,000	1,022,170
Puerto Rico Elec Pwr Auth Rev Ser II(13)	5.125%	7/1/2026	AAA	1,330	1,438,940
Total					2,461,110

Pre-Refunded 38.69%
HI St Dept Budget & Fin Spl
Purp Rev Kaiser Permanente Ser A ETM	5.15%	3/1/2015	AAA	1,250	1,335,100
HI St Dept Budget & Fin Spl
Purp Rev Kapiolani Hlth	6.20%	7/1/2016	BBB+	1,000	1,053,510
HI St Dept Budget & Fin Spl
Purp Rev Kapiolani Hlth	6.25%	7/1/2021	BBB+	2,000	2,107,980
HI St Hwy Rev(13)	5.50%	7/1/2020	AAA	1,100	1,225,928
HI St Ser CP(12)	5.00%	10/1/2016	AAA	900	945,630
HI St Ser CT(13)	5.875%	9/1/2019	AAA	1,175	1,319,736
HI St Ser CU(17)	5.25%	10/1/2020	AAA	1,700	1,880,523
Honolulu HI City & Cnty
Ser A ETM	6.00%	1/1/2008	AA-	1,000	1,077,330
Honolulu HI City & Cnty Ser A(17)	5.00%	11/1/2015	AAA	1,500	1,540,426
Honolulu HI City & Cnty Ser A(13)	5.125%	9/1/2021	AAA	600	665,430
Honolulu HI City & Cnty Ser A(12)	5.50%	9/1/2016	AAA	1,000	1,067,804

See Notes to Schedule of Investments.

2

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Honolulu HI City & Cnty Ser B(12)	5.00%	11/1/2016	AAA		$500	$530,365
Honolulu HI City & Cnty Wtr ETM(12)(19)	6.00%	12/1/2015	AAA		1,000	1,212,480
Honolulu HI City & Cnty Bd Wtr
Supply Wtr Sys Rev	5.80%	7/1/2021	AA		1,000	1,040,900
Kauai Cnty HI(12)	6.125%	8/1/2024	AAA		580	663,462
Maui Cnty HI Ser A(17)	5.00%	3/1/2022	AAA		750	795,188
Maui Cnty HI Ser A(17)	5.75%	6/1/2016	AAA		1,035	1,074,175
Maui Cnty HI Ser A(12)	6.10%	3/1/2020	AAA		500	570,940
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+	8.58%	10/1/2040	Aaa		1,250	1,506,775
Puerto Rico Comwlth	6.00%	7/1/2026	AAA		1,000	1,079,240
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM	5.375%	10/1/2024	AAA		300	330,546
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM	5.50%	10/1/2032	AAA		200	221,046
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA		500	556,935
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA		670	753,469
Puerto Rico Indl Med & Envr
Pollutn Ctrl St. Luke Hosp Ser A	6.25%	6/1/2010	AAA(b	)	950	980,457
Puerto Rico Pub Bldgs Auth
Rev Govt Fac Ser B(2)	5.00%	7/1/2027	AAA		1,000	1,060,010
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser D GTD	5.25%	7/1/2036	A-		1,465	1,639,994
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.75%	8/1/2030	Aaa		500	522,720
Total						28,758,099

Transportation 11.04%
HI St Hwy Rev Ser A(13)	5.00%	7/1/2024	AAA		1,000	1,077,390
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(16)(17)	5.50%	7/1/2036	AAA		250	288,610
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		3,000	3,362,850
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs	8.689%	1/1/2010	A	(b)	1,000	1,262,200
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	A		1,000	1,063,000
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A		1,000	1,131,100

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Puerto Rico Comwlth Hwy &
Transn Auth Transn Sub PR Rev	5.00%	7/1/2022	A-	$20	$20,707
Total					8,205,857

Water/Sewer 1.57%
Honolulu HI City & Cnty Bd Wtr
Supply Wtr Sys Rev(13)	5.25%	7/1/2031	AAA	100	108,031
Honolulu HI City & Cnty Bd Wtr
Supply Wtr Sys Rev Ser A(12)	5.00%	7/1/2033	AAA	1,000	1,060,900
Total					1,168,931
Total Investments in Municipal Bonds 95.13% (Cost $65,611,631)					70,706,110
Cash and Other Assets in Excess of Liabilities 4.87%					3,619,990
Net Assets 100.00%					$74,326,100

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

MINNESOTA TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 100.03%

Education 14.19%
Bloomington MN Indpt Sch Dist Ser A(13)	5.125%	2/1/2024	Aaa	$1,000	$1,070,360
MN St Higher Ed Fac Auth Rev
Augsburg Coll Ser 6-C	5.00%	5/1/2023	Baa2	250	261,410
MN St Higher Ed Fac Auth Rev
Hamline Univ Ser 5-B	6.00%	10/1/2029	Baa1	500	533,755
MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-A1	5.625%	10/1/2016	A2	250	259,160

MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-M	5.35%	4/1/2017	A2	250	260,242
Pequot Lakes MN Indpt Sch
Dist No 186(12)	5.25%	2/1/2022	AAA	1,550	1,684,230
Prior Lake MN Indpt Sch Dist
No 719 Ser A(12)	5.25%	2/1/2023	Aaa	1,470	1,592,848
University MN Ser A	5.75%	7/1/2018	AA	250	300,173
Total					5,962,178

General Obligation 17.85%
Elk River MN Sch Dist(17)	5.50%	2/1/2021	Aaa	500	550,990
Lake Superior MN Indpt Sch
Dist No 381 Ser A(13)	5.00%	4/1/2023	Aaa	500	536,395
Medford MN Indpt Sch
Dist No 763 Ser A(13)	5.50%	2/1/2031	Aaa	500	545,700
Minneapolis MN Ser E	5.00%	3/1/2026	AAA	500	518,015
Morris MN Indpt Sch
Dist No 769 Bldg(17)	5.00%	2/1/2028	AAA	1,000	1,058,700
North St Paul Maplewood MN
Indpt Sch Dist No 622	5.125%	2/1/2025	AAA	400	408,788
North St Paul Maplewood MN
Indpt Sch Dist No 622 Ser A	5.125%	2/1/2020	AAA	100	102,875
Princeton MN Indpt Sch Dist No 477(13)	5.125%	2/1/2024	Aaa	1,000	1,035,750
Princeton MN Indpt Sch Dist No 477
Ref Sch Bldg Ser A(13)	5.00%	2/1/2024	Aaa	585	631,116
Puerto Rico Comwlth
Unrefunded Pub Impt(16)(17)	5.00%	7/1/2028	AAA	175	181,734
Ramsey Cnty MN Cap Impt Ser A	6.25%	2/1/2006	AAA	650	663,572
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	534,045

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Ramsey MN Impt Ser B(2)	4.25%	12/15/2025	Aaa	$625	$617,412
Waterville MN Wtr Ser A(d)(13)	4.25%	12/1/2025	Aaa	115	114,374
Total					7,499,466

Healthcare 12.95%
Bemidji MN Hlthcare Fac North
Country Hlth Svcs(18)	5.00%	9/1/2024	AA	500	525,410
Breckenridge MN Rev Catholic
Hlth Initiatives A	5.00%	5/1/2030	AA	500	526,560
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys	5.25%	2/15/2028	A-	1,000	1,042,840
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys	5.25%	2/15/2033	A-	1,000	1,046,450
Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)	5.30%	9/15/2028	A	400	406,652
Minneapolis MN Hlthcare Sys Rev(17)	5.00%	5/15/2021	AAA	250	267,692
Rochester MN Hlthcare Fac Rev(16)(17)	5.50%	11/15/2027	AAA	500	537,570
St Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(10)(14)	5.30%	11/20/2022	AAA	50	53,063
Stillwater MN Hlthcare Rev
Hlth Sys Oblig Grp	5.00%	6/1/2035	A-	1,000	1,034,710
Total					5,440,947

Healthcare System 1.01%
MN Agric & Econ Dev Bd Rev
Unrefunded Bal Hlthcare Sys A(17)	5.50%	11/15/2017	AAA	45	48,294
Virginia MN Hsg & Redev
Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1	365	377,016
Total					425,310

Housing 13.38%
Crow Wing Cnty MN Hsg Ser A GTD(17)	4.90%	1/1/2034	Aaa	490	508,948
Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(15)	5.85%	10/1/2030	AAA	104	107,258
Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A	5.25%	2/1/2028	A3	300	304,977
Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(10)(14)	6.10%	7/20/2020	Aaa	1,000	1,077,490
Minneapolis MN Multi Fam Rev
Hsg East Phillips AMT(14)	5.25%	8/20/2044	Aaa	300	306,948
MN St Hsg Fin Agy Residential
Hsg Fin Ser F AMT	5.40%	7/1/2030	AA+	1,265	1,298,118

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT	5.85%	7/1/2019	AA+	$70	$71,159
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT	6.40%	7/1/2015	AA+	60	60,916
MN St Hsg Fin Agy Sing Fam
Mtg Ser E	5.90%	7/1/2025	AA+	125	126,959
MN St Hsg Fin Agy Sing Fam
Mtg Ser G AMT	6.25%	7/1/2026	AA+	35	35,861
Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(12)	5.75%	1/1/2023	Aaa	250	261,533
Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)	5.60%	2/1/2019	Aaa	80	83,357
St Louis Park MN Multi Fam
Hsg Mtg Cmnty Hsg(10)	6.15%	12/1/2016	Aa2	100	102,717
St Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(10)(14)	5.50%	9/20/2044	Aaa	750	772,380
St Paul MN Port Auth Hsg
Burlington Apt(14)	5.35%	5/1/2031	AAA	500	502,785
Total					5,621,406

Lease 3.47%
Olmsted Cnty MN Hsg & Redev	5.00%	2/1/2023	AAA	275	291,508
Rochester MN Indpt Sch Dist
No 535 COP(13)	5.125%	2/1/2020	AAA	85	91,221
St Paul MN Port Auth Lease
Rev Office Bldg	5.25%	12/1/2027	AA+	1,000	1,074,070
Total					1,456,799

Miscellaneous 3.80%
Bemidji MN Lease Rev MN St
Bureau Crim Appreh(17)	5.80%	12/1/2021	Aaa	460	499,804
Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(17)	5.50%	1/1/2032	Aaa	560	615,283
MN St Retirement Sys Bldg Rev	6.00%	6/1/2030	AAA	250	281,763
St Cloud MN COP	5.90%	12/1/2017	A+	200	202,326
Total					1,599,176

Power 9.14%
Chaska MN Elec Rev Ref
Generating Facs Ser A	5.00%	10/1/2030	A3	500	521,960
Puerto Rico Elec Pwr Auth Rev
Ser DD(13)	4.50%	7/1/2019	AAA	95	98,379

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Rochester MN Elec Util Rev(2)(19)	5.25%	12/1/2030	AAA	$1,000	$1,062,150
South MN Muni Pwr Agy Supply
Sys Rev Ser A(17)	5.00%	1/1/2013	AAA	1,000	1,108,450
Western MN Muni Pwr Agy(17)	5.00%	1/1/2026	Aaa	400	424,592
Western MN Muni Pwr Agy Pj Ser A(2)	5.50%	1/1/2016	Aaa	565	624,817
Total					3,840,348

Pre-Refunded 7.96%
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	284,907
Minneapolis & St Paul MN Hsg
Redev Auth Hlthcare Sys Ser A(13)	5.70%	8/15/2016	AAA	150	153,527
Minneapolis MN Spl Sch Dist
No 001 COP	5.75%	2/1/2015	AAA	100	107,365
Minneapolis MN Spl Sch Dist
No 001 COP	5.75%	2/1/2017	AAA	1,120	1,202,488
MN Agric & Econ Dev Bd Rev
Hlthcare Sys A(17)	5.50%	11/15/2017	AAA	175	189,402
MN St	5.25%	8/1/2014	AAA	265	265,522
MN St Higher Ed Fac Auth Rev
Macalester College Ser 4-J	5.55%	3/1/2017	Aa3	260	270,559
Puerto Rico Comwlth Pub Impt(16)(17)	5.00%	7/1/2028	AAA	325	349,209
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.75%	8/1/2030	Aaa	500	522,720
Total					3,345,699

Transportation 11.43%
Minneapolis & St Paul MN Met
Comm Arpt Rev Sub Ser C(12)	5.25%	1/1/2026	AAA	2,000	2,144,420
Minneapolis & St Paul MN Met
Sub Ser A(17)	5.00%	1/1/2023	AAA	1,000	1,063,470
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.375%	7/1/2036	A	500	539,330
St Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+	1,000	1,057,560
Total					4,804,780

Water/Sewer 4.85%
MN Pub Facs Auth Ser A	4.40%	3/1/2024	AAA	2,000	2,040,320
Total Investments in Municipal Bonds 100.03% (Cost $39,888,173)					42,036,429
Liabilities in Excess of Other Assets (0.03%)					(14,232)
Net Assets 100.00%					$42,022,197

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

MISSOURI TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.82%

Education 11.11%
Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(17)	5.85%	3/1/2020	Aaa	$1,000	$1,115,960
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2031	AA	3,000	3,186,360
Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(12)	5.00%	7/1/2021	Aaa	1,000	1,066,460
MO St Hlth & Ed Fac Auth Ref
Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,886,454
MO St Hlth & Ed Fac Auth Rev
Edl Facs Washington Univ	5.00%	2/15/2033	AAA	1,995	2,107,259
MO St Hlth & Ed Fac Auth
Washington Univ Ser A	4.75%	11/15/2037	AAA	2,050	2,085,772
MO St Hlth & Ed Fac Auth
Washington Univ-Ser A	5.00%	2/15/2022	AAA	600	650,442
MO St Hlth & Ed Fac Auth
Webster Univ(17)	5.25%	4/1/2021	Aaa	2,000	2,162,000
Puerto Rico Comwlth Pub Impt
Rites PA 1280 RIBs	7.258%	7/1/2034	AA+	2,000	2,191,640
University MO Univ Rev Ref
Sys Facs Ser B(16)(17)	5.00%	11/1/2027	AAA	1,500	1,581,240
Total					18,033,587

General Obligation 17.89%
Belton MO Sch Dist No 124 MO
Direct Deposit Pg(13)	6.00%	3/1/2020	AAA	1,770	1,982,577
Franklin Cnty MO Reorg Sch
Dist No R-XV	6.00%	3/1/2020	AA+	390	437,198
Hazelwood MO Sch Dist Impt MO
Direct Deposit Pg	5.25%	3/1/2020	AA+	630	697,630
Marion Cnty MO Sch Dist No 060
Ref & Impt MO Direct Deposit(13)	5.00%	3/1/2025	AAA	1,900	2,057,149
MO St Ref State Wtr
Pollutn Cntrl A ETM	5.00%	8/1/2007	AAA	5,000	5,233,950
Puerto Rico Comwlth Pub Impt Ser A(16)(17)	5.50%	7/1/2029	AAA	1,000	1,228,200
Puerto Rico Comwlth Pub Impt Ser B(12)	5.50%	7/1/2011	AAA	3,985	4,506,198
Puerto Rico Muni Fin Agy Ser A(13)	5.75%	8/1/2012	AAA	4,500	5,027,040
Springfield MO Sch Dist No R12
Direct Deposit Pg	5.85%	3/1/2020	AA+	500	557,065

See Notes to Schedule of Investments.

1

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
St Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AA+		$3,320	$3,575,740
St Louis Cnty MO Sch Dist No R-8
Lindbergh(17)	Zero Coupon	3/1/2018	AAA		2,080	1,227,782
St Louis MO Bd Ed Ref MO
Direct Deposit Pg(17)	5.00%	4/1/2013	AAA		1,000	1,110,860
University City MO Sch Dist(17)	10.00%	2/15/2008	AAA		1,175	1,382,082
Total						29,023,471

Healthcare 9.66%
Cape Girardeau Cnty MO Ind
Dev Auth Hlthcare Facs Rev	5.75%	6/1/2032	A-	(c)	1,600	1,688,336
Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(13)	5.625%	3/1/2012	AAA		2,170	2,251,332
MO St Hlth & Ed Fac Auth BJC Hlth	5.25%	5/15/2032	AA		5,000	5,286,300
MO St Hlth & Ed Fac Auth Rev(2)	5.25%	6/1/2028	AAA		5,000	5,332,500
MO St Hlth & Ed Fac Auth
Rites PA 1049 RIBs(2)	13.403%	6/1/2010	AAA	(b)	855	1,108,524
Total						15,666,992

Healthcare System 1.67%
Joplin MO Indl Dev Auth
Hlthfacs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		2,500	2,716,325

Housing 4.45%
MO St Dev Fin Bd Multi Fam
Rev Quality Hill Pj Ser A(18)	5.60%	9/15/2028	AA		2,115	2,155,333
MO St Dev Fin Bd Solid Waste
Disp Rev P & G Paper Pj AMT	5.20%	3/15/2029	AA-		1,000	1,120,080
MO St Hsg Dev Cmnty Sing Fam Mtg Rev
Hmownr Ln Pg A 1 AMT(15)	5.90%	9/1/2035	AAA		1,000	1,087,820
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg AMT(8)(10)(14)	6.22%	3/1/2026	AAA		1,555	1,588,044
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(15)	5.375%	9/1/2022	AAA		955	984,519
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(15)	Zero Coupon	3/1/2029	AAA		1,030	285,505
Total						7,221,301

Lease 8.04%
Gladstone MO Ser A COP(2)	5.35%	6/15/2016	Aaa		1,095	1,193,430
Grandview MO COP(12)	5.00%	1/1/2027	Aaa		1,700	1,806,777

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Kansas City MO Muni Assistance Corp Rev
Var Leasehold Impt H Roe A(2)	2.26%#	4/15/2034	AAA	$1,600	$1,600,000
Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(12)	5.00%	2/1/2012	Aaa	1,090	1,199,970
MO Dev Fin Bd Cultural Facs
Nelson Gallery Fndtn Ser A(17)	5.00%	12/1/2030	AAA	3,300	3,473,217
MO St Regl Convtn & Sports
Complex Auth Ref Convtn(2)	5.25%	8/15/2016	AAA	2,405	2,705,216
St Francois Cnty MO Cop(12)	5.00%	2/1/2025	AAA	1,000	1,073,900
Total					13,052,510

Miscellaneous 9.45%
Kansas City MO Muni Assistance
Corp Rev Leasehold Ser 2001A(2)	5.00%	3/1/2019	AAA	1,500	1,608,390
Kansas City MO Muni
Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,164,218
Kansas City MO Muni
Assistance Leasehold Bartle(17)	5.00%	4/15/2020	AAA	1,500	1,537,635
MO Dev Fin Bd Cultural Facs
Nelson Gallery(17)	5.25%	12/1/2013	AAA	2,305	2,566,664
MO St Dev Fin Bd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)	5.875%	4/1/2020	Aaa	1,000	1,097,130
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	2,500	2,688,975
Puerto Rico Pub Bldgs Auth
Rev Ref Govt Facs Ser C GTD	5.75%	7/1/2018	BBB	1,000	1,187,090
St Louis MO Ind Dev Auth Rev
Convtn Ctr Hotel(2)	Zero Coupon	7/15/2020	AAA	2,000	1,035,420
St Louis MO Muni Fin Corp
Lease Carnahan Courthouse Ser A(12)	5.125%	2/15/2027	Aaa	1,500	1,597,980
St Louis MO Muni Fin Corp
Lease Impt City Justice Ctr Ser A(2)	6.00%	2/15/2020	Aaa	760	857,044
Total					15,340,546

Power 1.65%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A-	1,500	1,595,400
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(20)	5.00%	7/1/2025	AAA	1,000	1,085,090
Total					2,680,490

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded 15.51%
Boone Cnty MO Reorg Sch Dist
No R-6	6.00%	3/1/2020	AA+	$500	$560,280
Kansas City MO Indl Dev Auth
Ewing Marion Kauffman	5.70%	4/1/2027	AAA	2,200	2,312,244
Mehlville MO Sch Dist No R9 MO
Cap Impt Pj COP(13)	5.25%	9/1/2013	AAA	1,000	1,125,330
MO Sch Bds Assoc Lease Partn
NIXA Reorg Sch Dist R-2(18)	5.40%	3/1/2020	AA	850	923,117
MO St Bonne Terre Prison Pj
Ser A COP(2)	5.15%	6/1/2018	AAA	1,015	1,098,666
MO St Envr Impt & Enrg St
Revolving FD-D	5.90%	1/1/2019	Aaa	1,860	1,907,988
MO St Envr Impt & Enrg St
Revolving FD-E	5.625%	7/1/2016	Aaa	630	660,845
MO St Hlth & Ed Fac Auth
Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	964,946
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+	8.58%	10/1/2040	Aaa	3,050	3,676,531
Puerto Rico Comwlth Ser A ETM	5.125%	7/1/2031	AAA	1,210	1,344,322
Puerto Rico Comwlth Ser A ETM	5.50%	10/1/2040	AAA	2,700	2,977,317
St Louis Cnty MO Pattonville
No R-3 Sch Dist(12)	6.00%	3/1/2019	AAA	845	959,269
St Louis MO Muni Fin Corp
Lease Rev City Justice Ctr Ser A(2)	6.00%	2/15/2019	AAA	3,500	3,640,595
St Louis MO Pkg Fac Rev ETM(17)	5.375%	12/15/2021	AAA	10	10,536
St Louis MO Pub Safety(12)	5.125%	2/15/2018	AAA	270	292,775
St Louis MO Sch Dist(12)	6.00%	4/1/2012	AAA	575	580,083
University MO Univ Rev Sys Facs	5.80%	11/1/2027	AA	1,975	2,127,904
Total					25,162,748

Resource Recovery 1.61%
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,085	1,099,073
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	228,274
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	240	246,050
St Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT	5.875%	11/1/2026	A+	1,005	1,029,050
Total					2,602,447

See Notes to Schedule of Investments.

4

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Transportation 10.30%
Bi State Dev Agy MO Met Dist
Rev Metrolink Cross Cnty Pj B(13)	5.00%	10/1/2032	AAA		$3,500	$3,700,515
Columbia MO Spl Oblig Cap Impt	5.50%	2/1/2016	AA-		330	334,934
MO St Hwy & Trans Commn St Rd
Rev Ser A	5.00%	2/1/2022	AAA		1,970	2,101,517
MO St Hwy & Trans Commn St Rd
Rev Ser A	5.25%	2/1/2020	AAA		1,830	1,993,639
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		500	560,475
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs	8.689%	1/1/2010	A	(b)	2,500	3,155,500
St Louis MO Arpt Rev Airport
Dev Pg Ser A(17)	5.25%	7/1/2031	AAA		2,000	2,107,960
St Louis MO Arpt Rev Airport Ser A(17)	5.125%	7/1/2022	AAA		2,000	2,122,000
St Louis MO Arpt Rev Lambert
Int’l Ser B AMT(12)	5.25%	7/1/2027	AAA		625	641,206
Total						16,717,746

Water/Sewer 6.48%
Metropolitan St Louis MO Swr
Dist Wastewtr Sys Rev Ser A(17)	5.00%	5/1/2034	AAA		3,900	4,151,433
MO St Ref Wtr Pollutn
Ctl Ser B	4.00%	10/1/2007	AAA		2,000	2,057,740
MO St Envr Impt & Enrg Res
Auth Wtr Pollutn Ref Rev Pg A	5.00%	7/1/2014	Aaa		1,000	1,120,530
St Charles Cnty MO Pub Wtr
Supply Dist No 2 COP(17)	5.125%	12/1/2027	Aaa		3,000	3,190,620
Total						10,520,323
Total Investments in Municipal Bonds 97.82% (Cost $149,739,094)						158,738,486
Cash and Other Assets in Excess of Liabilities 2.18%						3,532,524
Net Assets 100.00%						$162,271,010

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

NEW JERSEY TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 96.48%

Education 11.67%
Higher Ed Stud Assist Auth NJ
Student Loan Rev Ser A AMT(17)	6.15%	6/1/2019	AAA	$695	$717,150
NJ St Ed Fac Auth Rev
William Paterson Ser E(20)	5.00%	7/1/2027	AAA	2,500	2,649,500
NJ St Ed Facs Auth Rev
Kean Univ Ser D(12)	5.00%	7/1/2033	AAA	2,500	2,650,150
NJ St Ed Facs Auth Rev
Princeton Theological Seminary	5.00%	7/1/2026	AAA	2,500	2,671,225
NJ St Ed Facs Auth Rev
Ref Rowan Univ Ser D(2)	4.50%	7/1/2030	AAA	1,100	1,115,026
NJ St Ed Facs Auth Rev Ser I Rowan(12)	5.125%	7/1/2030	AAA	2,650	2,848,326
Puerto Rico Comwlth
Rites PA 1280 RIBs	7.258%	7/1/2034	AA+	2,000	2,191,640
Rutgers St Univ NJ COP(2)	5.00%	1/1/2024	AAA	800	859,464
Rutgers St Univ NJ Ser A	5.20%	5/1/2027	AA	750	787,147
Total					16,489,628

General Obligation 7.11%
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,239,704
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	296,325
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	458,507
Morristown NJ(13)	6.50%	8/1/2019	AAA	3,440	3,517,572
Ocean Cnty NJ Gen Impt	5.125%	9/1/2020	Aa1	1,800	1,943,820
Pohatcong Twp NJ Sch Dist(13)	5.25%	7/15/2026	AAA	1,335	1,564,460
Puerto Rico Comwlth Pub Impt(6)(13)	4.50%	7/1/2023	AAA	1,000	1,025,660
Total					10,046,048

Healthcare 14.02%
NJ Econ Dev Auth Rev
Masonic Charity Fndtn Pj AMT	6.00%	6/1/2025	A+	1,000	1,130,190
NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp(13)	6.25%	7/1/2012	AAA	1,370	1,387,152
NJ Hlthcare Fac Fin Auth Rev
Mtg Englewood Hosp(10)(17)	5.25%	8/1/2013	AAA	1,445	1,610,741
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A	4,000	4,349,360

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(10)	6.50%	2/1/2022	AAA	$750	$752,123
NJ Hlthcare Facs Cap Hlth Sys
Oblig Grp Ser A	5.375%	7/1/2033	Baa1	2,000	2,087,660
NJ Hlthcare Facs Fin Auth Rev
St Clare’s Hosp Ser A(18)	4.75%	7/1/2025	AA	1,100	1,116,885
NJ Hlthcare Facs Fin Auth Rev
RWJ Hlthcare Corp Ser B(d)(18)	5.00%	7/1/2035	AA	1,000	1,042,310
Passaic Cnty NJ Impt Auth Lease Rev
Preakness Hlthcare Ctr Pj(2)	5.00%	5/1/2035	Aaa	1,500	1,590,705
Puerto Rico Indl Tourist Ed &
Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,130,780
Puerto Rico Indl Tourist Ed
Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	415	471,013
Puerto Rico Indl Tourist Ed
Mutuo Oblig Grp Ser A(17)	6.25%	7/1/2024	AAA	1,000	1,022,510
Univ Medicine & Dentistry NJ COP(17)	5.00%	6/15/2036	AAA	2,000	2,113,620
Total					19,805,049

Housing 0.07%
Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(14)	6.50%	3/1/2025	AAA	100	102,072

Industrial 5.56%
NJ Econ Dev Auth Amer Wtr
Co Inc Ser B AMT(12)	5.375%	5/1/2032	AAA	5,000	5,250,150
NJ Econ Dev Auth Middlesex
Wtr Co Pj AMT(17)	5.35%	2/1/2038	AAA	2,500	2,610,450
Total					7,860,600

Lease 2.24%
Morris-Union Jointure Commn NJ COP(18)	5.00%	5/1/2027	AA	1,000	1,052,250
Rutgers St Univ NJ COP(2)	5.00%	1/1/2038	AAA	2,000	2,116,140
Total					3,168,390

Miscellaneous 6.10%
Carteret NJ Bd Ed COP(17)	5.75%	1/15/2030	Aaa	80	88,758
Carteret NJ Bd Ed COP(17)	6.00%	1/15/2024	Aaa	430	484,262
Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)	5.625%	9/1/2019	Aaa	100	109,822
Middlesex Cnty NJ Impt Auth
Cnty Open Space Tr Fd GTD	5.25%	9/15/2022	AAA	1,910	2,104,686

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govtl Ln(17)	6.40%	12/1/2009	AAA	$195	$199,709
NJ Econ Dev Auth Rev
Motor Vehicle Sur Rev Ser A(17)	5.00%	7/1/2034	AAA	485	514,537
NJ Econ Dev Auth Rev
Muni Rehab(2)	5.00%	4/1/2028	AAA	1,130	1,202,162
NJ Envr Infra Ser 2004A	5.25%	9/1/2020	AAA	2,000	2,173,440
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,344,487
Rahway NJ COP(17)	5.625%	2/15/2020	Aaa	365	402,482
Total					8,624,345

Power 6.46%
Brick Twp NJ Muni Util Auth(12)	5.00%	12/1/2025	Aaa	2,000	2,137,560
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(17)	5.00%	7/1/2032	AAA	2,000	2,131,340
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A-	1,000	1,063,600
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(20)	5.00%	7/1/2025	AAA	1,000	1,085,090
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(20)	5.00%	7/1/2026	AAA	2,500	2,704,150
Total					9,121,740

Pre-Refunded 24.99%
Casino Reinvestment Dev Auth
NJ Parking Fee Rev Ser A(13)	5.25%	10/1/2015	AAA	100	105,493
Chathams Dist NJ Bd Ed(17)	5.00%	1/15/2019	Aaa	1,020	1,116,074
Chathams Dist NJ Bd Ed(17)	5.125%	1/15/2024	Aaa	595	654,792
Chathams Dist NJ Bd Ed(17)	5.25%	1/15/2026	Aaa	1,500	1,660,185
LaFayette Yard NJ Cmnty Dev GTD(17)	5.625%	4/1/2021	Aaa	200	224,650
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+	8.58%	10/1/2040	Aaa	1,000	1,205,420
NJ St Hwy Auth Garden
St Pkwy Gen Rev(12)	5.75%	1/1/2015	AAA	200	224,584
NJ Bldg Auth St Bldg Rev	5.375%	6/15/2019	A+	450	490,320
NJ Bldg Auth St Bldg Ser A(13)	5.25%	12/15/2019	AAA	1,000	1,127,020
NJ St Edl Facs Auth Rev
Princeton Univ Ser B	5.125%	7/1/2019	AAA	355	384,529

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
NJ St Edl Facs Auth Rev
Princeton Univ Ser H	5.25%	7/1/2017	AAA	$700	$772,093
NJ St Edl Facs Auth Rev
Princeton Univ Ser H	5.25%	7/1/2022	AAA	2,560	2,823,654
NJ St Edl Facs Auth Rev
Princeton Univ Ser H	5.25%	7/1/2026	AAA	2,350	2,592,027
NJ St Edl Facs Auth Rev
Princeton Univ Ser H	5.375%	7/1/2024	AAA	2,550	2,827,287
NJ St Tpk Auth Rev Ser A	5.50%	1/1/2027	A	3,000	3,304,650
NJ St Tpk Auth Rev Ser A(17)	5.50%	1/1/2030	AAA	1,500	1,655,640
NJ St Transn Tr Fd Auth
Transn Sys Ser B	6.00%	6/15/2019	AAA	6,500	7,386,080
North Bergen Twp NJ Bd Ed COP(13)	6.125%	12/15/2022	Aaa	1,185	1,375,809
Pohatcong Twp NJ Sch Dist(13)	5.95%	7/15/2023	AAA	650	684,404
Pohatcong Twp NJ Sch Dist(13)	5.95%	7/15/2026	AAA	250	263,232
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	620	688,826
South Brunswick Twp NJ(12)	5.625%	12/1/2023	AAA	45	49,876
Summit NJ	5.70%	6/1/2020	AAA	325	358,342
Trenton NJ Pkg Auth Pkg Rev GTD(12)	6.00%	4/1/2017	Aaa	1,000	1,131,010
Washington Twp NJ Bd Ed Mercer Cnty(12)	5.00%	1/1/2027	Aaa	2,000	2,206,880
Total					35,312,877

Toll Roads 2.29%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)	7.599%	1/1/2035	Aaa	2,000	2,171,120
Puerto Rico Comwlth Hwy &
Trans Auth Transn Rev Ser G	5.00%	7/1/2042	A	1,025	1,069,536
Total					3,240,656

Transportation 15.07%
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(13)	5.10%	1/1/2021	AAA	1,435	1,562,844
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(13)	5.20%	1/1/2025	AAA	1,700	1,844,823
Delaware River Port Auth PA &
NJ Rev(12)	5.50%	1/1/2026	AAA	1,000	1,033,410
NJ St Tpk Auth Rev Ser C-1(2)	5.00%	1/1/2035	AAA	1,200	1,251,336
Port Auth NY & NJ(13)	5.00%	4/15/2032	AAA	4,725	5,027,258

See Notes to Schedule of Investments.

4

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Port Auth NY & NJ Cons 109th Ser	5.375%	1/15/2032	AA-		$500	$521,275
Port Auth NY & NJ Cons 119th
Ser AMT(12)	5.50%	9/15/2019	AAA		150	155,709
Port Auth NY & NJ Cons 125th
Ser AMT(13)	5.00%	10/15/2027	AAA		5,000	5,359,800
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		500	560,475
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs	8.689%	1/1/2010	A	(b)	2,750	3,471,050
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)	9.35%	7/1/2026	Aaa		500	510,000
Total						21,297,980

Water/Sewer 0.90%
North Hudson Swr Auth NJ Rev Ser C(17)	5.00%	8/1/2022	Aaa		1,025	1,085,957
Ocean Twp NJ Swr Auth Ref Ser B(12)	5.25%	12/1/2011	Aaa		170	189,609
Total						1,275,566
Total Municipal Bonds (Cost $125,705,499)						136,344,951

					Shares
					(000)

SHORT-TERM INVESTMENT 0.21%

Money Market Mutual Fund 0.21%
Dreyfus NJ Muni Cash Management (Cost $292,796)					293	292,796
Total Investments in Securities 96.69% (Cost $125,998,295)						136,637,747
Cash and Other Assets in Excess of Liabilities 3.31%						4,672,243
Net Assets 100.00%						$141,309,990

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

NEW YORK TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 100.30%

Education 9.76%
Albany Cnty NY Indl Dev Agy
Albany College of Pharmacy A	5.625%	12/1/2034	BBB-	$700	$754,236
Erie Cnty NY Indl Dev Agy
City Sch Dist Buffalo Pj(13)	5.75%	5/1/2026	AAA	1,000	1,155,450
Hempstead Town NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(17)	5.80%	7/1/2015	AAA	750	787,155
NY New York City Indl Dev Agy
Civic Fac Rev Ethical Culture Sch Ser B-1(20)	5.00%	6/1/2035	AAA	2,595	2,779,063
NY New York City Indl Dev Agy
NY Institute of Tech(17)	5.25%	3/1/2023	AAA	100	109,824
NY St Dorm Auth Revs Non St Suptd
Debt NYSARC Inc Ser A(13)	5.00%	7/1/2034	AAA	1,000	1,071,440
NY St Dorm Auth Lease Rev
Cap Apprec Court Fac	Zero Coupon	8/1/2021	AA+	3,515	1,808,081
NY St Dorm Auth Rev
4201 Schools Pg	6.25%	7/1/2020	AA-	1,685	1,926,949
NY St Dorm Auth Rev Colgate Univ(17)	6.00%	7/1/2016	AAA	1,000	1,217,200
NY St Dorm Auth Rev New York
Univ Ser A(2)	5.75%	7/1/2015	AAA	2,000	2,372,780
NY St Dorm Auth Rev Pratt
Institute(18)	6.00%	7/1/2024	AA	1,000	1,115,230
NY St Dorm Auth Rev Pratt
Institute(18)	6.00%	7/1/2028	AA	2,000	2,227,280
NY St Dorm Auth Rev Sp Act
Sch Dist Pj(17)	6.00%	7/1/2016	AAA	1,400	1,433,222
NY St Dorm Auth Revs New York
Univ A(12)	5.00%	7/1/2034	AAA	3,125	3,334,625
Rensselaer Cnty NY Indl Dev
Polytech Inst Ser B(2)(19)	5.50%	8/1/2022	AAA	200	217,256
Schenectady NY Indl Dev Agy
Civic Fac Rev Union College(2)	5.625%	7/1/2031	Aaa	1,500	1,676,130
St Lawrence Cnty NY Indl
Civic Fac Rev Clarkson Univ Pj	5.125%	7/1/2021	A3	250	262,078
Total					24,247,999

General Obligation 19.88%
Erie Cnty NY Indl Dev Agy Sch
Fac Rev City of Buffalo Pj(13)	5.75%	5/1/2023	AAA	1,250	1,412,775
New York NY	5.25%	8/15/2026	A+	2,500	2,706,700

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
New York NY	5.625%	3/15/2020	A+	$1,000	$1,108,750
New York NY Ref Ser B	5.75%	8/1/2016	A+	1,000	1,125,810
New York NY Ser E	5.25%	8/1/2014	A+	1,000	1,102,850
New York NY Ser G	5.875%	8/1/2019	A+	750	849,143
New York NY Ser J	5.50%	6/1/2022	A+	5,095	5,600,984
New York NY Ser M	5.00%	4/1/2035	A+	3,000	3,170,310
New York NY Ser O	5.00%	6/1/2030	A+	15,000	15,901,050
New York NY Unrefunded Bal C(13)	5.75%	3/15/2027	AAA	3,825	4,319,649
New York NY Unrefunded Bal
Ser A(12)(19)	6.00%	5/15/2030	AAA	900	1,026,333
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB	2,000	2,270,860
Puerto Rico Comwlth Ser Pub Impt A	5.00%	7/1/2033	BBB	500	523,445
Puerto Rico Comwlth Ser Pub Impt A	5.00%	7/1/2034	BBB	4,645	4,867,542
Puerto Rico Comwlth Ser Pub Impt A	5.25%	7/1/2024	BBB	1,500	1,620,705
Puerto Rico Comwlth
Unrefunded Balance Pub Impt Ser A	5.375%	7/1/2028	BBB	1,090	1,171,478
Puerto Rico Comwlth
Unrefunded Pub Impt(16)(17)	5.00%	7/1/2028	AAA	605	628,280
Total					49,406,664

Healthcare 4.66%
Cortland Cnty NY Indl Dev Agy
Cortland Mem Hosp Pj(18)	5.625%	7/1/2024	AA	1,750	1,933,978
NY New York City Indl Dev Agy
Rev Harbor House Pj A(14)	5.875%	5/20/2044	AA+	610	696,199
NY St Dorm Auth Revs
Non St Suptd Debt Rochester Gen Hosp(18)	5.00%	12/1/2035	AA	1,400	1,479,044
NY St Dorm Auth Rev Insd NY
St Rehab Assn Ser A(2)	5.50%	7/1/2016	AAA	935	1,042,319
NY St Dorm Auth Rev Lenox
Hill Hosp Oblig Group	5.375%	7/1/2020	Baa2	1,000	1,054,400
NY St Dorm Auth Rev Mental
Hlth Svc Fac(16)(17)	6.00%	8/15/2012	AAA	1,460	1,700,856
NY St Dorm Auth Rev Mtg
Nursing Home A(10)(17)	5.40%	2/1/2031	AAA	300	323,292
NY St Dorm Auth Rev Mtg
Nursing Home A(10)(17)	5.50%	8/1/2030	AAA	1,000	1,086,430

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
NY St Dorm Auth Rev Mtg
Nursing Home A(10)(17)	5.50%	8/1/2038	AAA	$1,000	$1,084,030
NY St Dorm Auth Rev Utd
Cerebral Palsy Aff No 1-A(2)	5.75%	7/1/2018	AAA	1,000	1,141,550
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(17)	6.00%	2/15/2025	AAA	15	16,670
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(17)	6.00%	2/15/2030	AAA	15	16,637
Total					11,575,405

Housing 4.11%
NY New York City Hsg Dev Corp
Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,562,115
NY New York City Hsg Dev Corp
Mult Fam Hsg Ser A-1	4.50%	11/1/2027	AA	2,610	2,620,153
NY New York City Hsg Dev Corp
Ser B-2 AMT	5.30%	5/1/2036	AA	2,000	2,081,300
NY St Dorm Auth Revs Non St
Suptd Debt Insd Cerebral Palsy Pooled A(3)	4.375%	7/1/2025	AAA	500	505,850
NY St Dorm Auth Revs Non St
Suptd Debt Insd Cerebral Palsy Pooled A(3)	5.00%	7/1/2034	AAA	1,000	1,067,220
NY St Dorm Auth Rev Insd
Jewish Bd Fam & Children(2)	5.00%	7/1/2023	AAA	500	538,140
NY St Dorm Auth Revs Ref Dept
of Hlth	5.00%	7/1/2023	AA-	400	425,900
NY St Dorm Auth Revs Upstate
Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,099,120
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	70	72,962
NY St Mtg Agy Rev Hmownr Mtg
Ser 111 AMT(17)	4.55%	4/1/2023	AAA	250	251,417
Total					10,224,177

Industrial 1.24%
Broome Cnty NY Indl Dev Agy
Univ Plaza Phase II Pj Ser B(1)	5.10%	8/1/2036	A	500	517,600
Broome Cnty NY Indl Dev Agy
Univ Plaza Phase III C(1)	4.75%	8/1/2025	A	100	101,470
NY New York City Indl Dev Agy
United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa2	1,250	1,337,725
NY Indl Dev Agy Pkg Royal
Charter Properties Inc(13)	5.75%	12/15/2029	AAA	1,000	1,120,660
Total					3,077,455

See Notes to Schedule of Investments.

3

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease 2.00%
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	$4,150	$4,970,663
Miscellaneous 2.38%
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2030	A	750	784,740
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2036	A	1,000	1,042,540
Madison Cnty NY Indl Dev Agy Civic
Fac Rev Morrisville St College Fndtn A(5)	5.00%	6/1/2032	AAA	350	368,326
New York City Transn
Fin Auth Rev Ser A	5.00%	11/15/2026	AAA	730	772,281
NY New York City Tr Cultr Res
Rev Museum of American Art(1)	6.00%	7/1/2022	A	500	552,240
Puerto Rico Pub Bldgs Auth Rev
Govt Fac Ser G GTD	5.00%	7/1/2026	BBB	2,000	2,102,180
Puerto Rico Pub Bldgs Auth Rev
Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB	265	284,181
Total					5,906,488

Multi Family Revenue Bonds 1.32%
New York City Hsg Dev Corp
Mult Fam Hsg Rev Ser A-1	4.60%	5/1/2035	AA	3,000	3,011,580
New York City Transn Fin Auth
Unrefunded Bal Fut Tax 2005 C	5.50%	5/1/2025	AAA	220	239,248
NY St Dorm Auth Revs
Unrefunded 05 Mental D(16)(17)	6.00%	8/15/2021	AAA	20	21,322
Total					3,272,150

Power 4.86%
NY St Enrg Res & Dev Auth Gas
Fac Rev Bklyn Ser B RIBs AMT	10.933%	7/1/2026	A+	4,000	4,445,760
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(17)	5.00%	7/1/2032	AAA	1,500	1,598,505
Puerto Rico Elec Pwr Auth Ref
Ser PP(12)	5.00%	7/1/2025	AAA	2,000	2,155,980
Puerto Rico Elec Pwr Auth Rev
Ser II	5.25%	7/1/2031	A-	3,625	3,891,873
Total					12,092,118

Pre-Refunded 25.43%
Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(12)	6.375%	12/1/2017	AAA	650	747,558

See Notes to Schedule of Investments.

4

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(12)	6.00%	7/1/2016	AAA	$2,000	$2,187,520
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(12)	6.00%	7/1/2021	AAA	5,000	5,265,450
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(12)	6.10%	7/1/2026	AAA	2,000	2,108,120
Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(12)	4.75%	4/1/2028	AAA	2,500	2,757,725
Metropolitan Transn Auth NY
Tran Fac Rev Svc Cntrct Ser R	5.50%	7/1/2017	AAA	1,000	1,165,490
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+	8.58%	10/1/2040	Aaa	2,000	2,410,840
New York City NY Muni Wtr Fin
Unrefunded Balance Ser B	6.00%	6/15/2033	AA+	1,470	1,671,449
New York City NY Muni Wtr Fin
Wtr & Sew Sys Rev Ser B	6.00%	6/15/2033	AA+	3,360	3,855,365
New York City Transn
Fin Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA	5	5,521
New York City Transn
Fin Auth Rev Fut Tax 2nd Ser A	6.00%	8/15/2029	AAA	200	225,786
New York City Transn
Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2024	AAA	950	1,087,987
New York City Transn
Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2029	AAA	2,000	2,290,500
New York City Transn
Fin Auth Fut Tax Secd C	5.50%	5/1/2025	AAA	445	491,364
NY New York City Transn
Fin Auth Fut Tax 2005 C	5.50%	5/1/2025	AAA	330	364,383
NY New York City C(13)	5.75%	3/15/2027	AAA	1,175	1,356,432
NY St Dorm Auth Revs
05 Mental D(16)(17)	6.00%	8/15/2021	AAA	130	139,365
NY St Dorm Auth Lease Rev
Court Facs Ser A	5.50%	5/15/2020	A+	1,180	1,356,599
NY St Dorm Auth Lease Rev
St Univ Edl Facs Ser A	5.50%	5/15/2026	AA-	75	78,312
NY St Dorm Auth Lease St Univ
Dorm Facs Ser A	6.00%	7/1/2030	AA-	3,500	4,020,100
NY St Dorm Auth Lease St Univ
Dorm Facs Ser A	6.25%	7/1/2020	AA-	1,250	1,446,975

See Notes to Schedule of Investments.

5

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
NY St Dorm Auth Rev City Univ
Sys Cons 4th Gen A	5.50%	7/1/2023	AA-	$1,215	$1,371,079
NY St Dorm Auth Rev Mental D(16)(17)	6.00%	8/15/2021	AAA	850	911,234
NY St Dorm Auth Rev Mental
Hlth Svcs(17)	6.00%	2/15/2025	AAA	885	1,000,068
NY St Dorm Auth Rev Mental
Hlth Svcs B(17)	6.00%	2/15/2030	AAA	885	1,000,068
NY St Dorm Auth Rev Pace Univ(17)	6.00%	7/1/2029	AAA	1,610	1,849,246
NY St Dorm Auth Rev St Univ Adl Facs Ser B(13)	5.75%	5/15/2017	AAA	395	447,938
NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A(13)	6.00%	7/1/2015	AAA	300	344,580
NY St Dorm Auth Revs Suptd Debt
Mental Hlth Svcs B(17)	6.00%	2/15/2030	AAA	100	113,002
NY St Dorm Auth Revs Suptd Debt
Mental Hlth Svcs B(17)	6.00%	2/15/2025	AAA	100	113,002
NY St Envr Fac Corp St Clean
Wtr & Drinking	6.00%	6/15/2019	AAA	80	89,331
Puerto Rico Comwlth(17)	5.00%	7/1/2024	AAA	1,000	1,074,490
Puerto Rico Comwlth	5.375%	7/1/2025	BBB	1,640	1,723,623
Puerto Rico Comwlth Aqueduct
& Swr Auth Rev ETM	10.25%	7/1/2009	AAA	545	632,369
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(17)	5.875%	7/1/2035	AAA	265	302,852
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2026	A	1,000	1,042,870
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.50%	7/1/2027	A	2,000	2,338,160
Puerto Rico Comwlth Pub Impt(17)	5.75%	7/1/2026	AAA	3,000	3,363,180
Puerto Rico Comwlth Pub Impt(16)(17)	5.00%	7/1/2028	AAA	1,130	1,214,174
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	555	624,142
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser D GTD	5.25%	7/1/2027	A-	735	822,796
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	1,000	1,127,700
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	2,000	2,219,020
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.75%	8/1/2030	Aaa	2,500	2,613,600

See Notes to Schedule of Investments.

6

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+		$115	$130,103
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+		1,500	1,705,635
Total						63,207,103

Special Tax 0.80%
New York City Transn Fin
Unrefunded Fut Tax Secd C	5.00%	5/1/2029	AAA		1,905	1,981,943

Transportation 18.94%
Metropolitan Transn Auth NY
Rev Ser B(d)(17)	5.00%	11/15/2035	AAA		5,000	5,367,700
Niagara NY Frontier Auth Arpt
Buffalo Niagara Intl Ser B(17)	5.50%	4/1/2019	AAA		690	752,576
NY New York City Transn Auth RIBs(2)	9.10%	1/1/2030	Aaa		5,000	6,303,800
NY St Twy Auth Gen Rev Ser F(2)	5.00%	1/1/2030	AAA		1,000	1,072,580
Port Auth NY & NJ Cons 106th
Ser AMT	6.00%	7/1/2015	AA-		350	364,220
Port Auth NY & NJ Cons 93rd Ser	6.125%	6/1/2094	AA-		7,500	9,148,425
Port Auth NY & NJ Spl Oblig
Rev 5th Instllmnt Spl Pj Ser 4 AMT	6.75%	10/1/2019	NR		2,970	3,138,369
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		3,500	3,923,325
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs	8.689%	1/1/2010	A	(b)	2,000	2,524,400
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G	5.00%	7/1/2033	A		605	633,786
Puerto Rico Comwlth Hwy &
Transn Auth Sub PR St Infra	5.00%	7/1/2028	A-		1,000	1,031,340
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	A		6,000	6,378,000
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.375%	7/1/2036	A		1,000	1,078,660
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A		2,000	2,262,200
Puerto Rico Comwlth Hwy &
Unrefunded Balance Ser B(17)	5.875%	7/1/2035	AAA		485	544,437
Triborough Brdg & Tunl Auth
NY Gen Purp Ser A	5.25%	1/1/2020	Aa2		2,335	2,539,196
Total						47,063,014

See Notes to Schedule of Investments.

7

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer 4.92%
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(12)	5.75%	7/1/2021	AAA	$500	$524,275
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(13)	6.00%	7/1/2029	AAA	500	556,605
NY New York City Muni Wtr Fin	5.50%	6/15/2033	AA+	3,585	3,915,716
NY St Envr Fac Corp St Clean
Wtr & Drinking	6.00%	6/15/2019	AAA	1,420	1,570,548
Puerto Rico Comwlth Infra Fin
Auth Spl Cap Apprec Ser A(2)	Zero Coupon	7/1/2029	AAA	5,000	1,699,450
Puerto Rico Comwlth Infra Fin
Auth Spl Cap Apprec Ser A(12)	Zero Coupon	7/1/2030	AAA	10,000	3,225,600
Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)	5.75%	4/1/2020	Aaa	650	726,343
Total					12,218,537
Total Municipal Bonds (Cost $231,929,513)					249,243,716

				Shares
				(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund 0.00%
Dreyfus NY Muni Cash Management (Cost $1,923)				2	1,923
Total Investments in Securities 100.30% (Cost $231,931,436)					249,245,639
Liabilities in Excess Other Assets (0.30%)					(736,572)
Net Assets 100.00%					$248,509,067

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

TEXAS TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.85%

Education 7.77%
Fort Bend TX Indpt Sch Dist
Ref Ser A PSF GTD	5.25%	8/15/2027	AAA	$500	$542,920
Houston TX Higher Ed Fin Corp
Rice Univ	5.375%	11/15/2029	AAA	1,000	1,075,330
Lake Worth TX Indpt Sch Dist
Sch Bldg Ser A(2)	5.25%	2/15/2031	AAA	1,020	1,098,897
Raven Hills TX Higher Ed Corp
Cardinal Vlg LLC Lamar Univ(17)	5.50%	8/1/2028	Aaa	1,000	1,108,370
Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD	5.25%	2/15/2029	AAA	2,000	2,159,800
Total					5,985,317

General Obligation 28.27%
Aledo TX Indpt Sch Dist
Sch Bldg Ser A PSF GTD	5.125%	2/15/2033	AAA	1,000	1,065,950
Argyle TX Indpt Sch Dist Ref(13)	5.25%	8/15/2040	AAA	1,000	1,077,960
Azle TX Indpt Sch Dist Ser A PSF GTD	6.00%	2/15/2022	Aaa	250	250,970
Blanco TX COP(20)	5.50%	8/15/2027	AAA	665	732,205
Comal TX Indpt Sch Dist Ref
Ser A PSF GTD	5.00%	2/1/2028	Aaa	1,000	1,052,050
Corsicana TX Indpt Sch Dist PSF GTD(d)	5.125%	2/15/2034	AAA	1,000	1,069,210
Dallas Cnty TX Ref & Impt Ser A	5.00%	8/15/2020	AAA	250	266,910
Dallas TX Indpt Sch Dist Ref
PSF GTD	5.00%	2/15/2021	AAA	300	318,690
Mansfield TX Indpt Sch Dist PSF GTD	5.25%	2/15/2023	AAA	1,000	1,072,060
Pearland TX Indpt Sch Dist PSF GTD	5.125%	2/15/2022	AAA	1,500	1,565,850
Pflugerville TX Indpt Sch Dist PSF GTD	5.00%	8/15/2026	AAA	1,000	1,047,050
Puerto Rico Comwlth Unrefunded
Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	745	780,737
Snyder TX Indpt Sch Dist Sch Bldg(2)	5.25%	2/15/2030	AAA	500	541,545
Socorro TX Indpt Sch Dist
Unrefunded Balance PSF GTD	6.00%	2/15/2015	AAA	35	36,675
Texas St Transn
Cmnty Mobility Fd Ser A	4.75%	4/1/2035	Aa1	1,000	1,029,010

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
TX St Ser B RIBs	9.338%	9/30/2011	Aa1	$5,500	$7,181,240
United Indpt Sch Dist TX PSF GTD	5.125%	8/15/2026	AAA	1,000	1,064,510
Webster TX Ctfs Oblig Ser A(13)	6.00%	3/1/2017	AAA	1,440	1,612,944
Total					21,765,566

Healthcare 5.24%
Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A	5.375%	2/15/2026	AA-	1,000	1,048,410
Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A	6.375%	6/1/2029	A	1,750	1,955,905
Puerto Rico Indl Tourist Ed
Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	910	1,032,823
Total					4,037,138

Industrial 14.27%
Cass Cnty TX Ind Dev Corp
Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB	1,000	1,049,630
Orange Cnty TX Nav & Port Dist
Ind Dev Rev North Star Steel Pj	6.375%	2/1/2017	A+	2,400	2,496,432
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	5,500	7,442,600
Total					10,988,662

Lease 1.41%
Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(17)	5.25%	11/15/2021	AAA	1,000	1,082,930

Pre-Refunded 22.92%
Austin TX Arpt Sys Rev 2003
Prior Lien AMT(17)	6.125%	11/15/2025	AAA	415	428,384
Fort Bend Cnty TX Muni Util
Dist No 25(17)	6.00%	10/1/2028	AAA	2,170	2,314,045
Gregory Portland TX Indpt Sch
Dist PSF GTD	5.50%	8/15/2020	AAA	1,075	1,199,216
Katy TX Indpt Sch Dist Ltd Tax PSF GTD	6.125%	2/15/2032	AAA	1,000	1,109,700
Laredo TX Indpt Sch Dist PSF GTD	5.25%	8/1/2024	AAA	1,000	1,088,370
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+	8.58%	10/1/2040	Aaa	500	602,710
Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD	5.875%	2/15/2019	AAA	1,000	1,140,150

See Notes to Schedule of Investments.

2

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2031	A	$1,980	$2,269,258
Puerto Rico Comwlth Pub Impt RIBs(17)	8.85%	7/1/2026	Aaa	500	621,060
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	380	422,184
San Antonio TX Indpt Sch Dist
PSF GTD	5.50%	8/15/2024	AAA	1,000	1,098,760
San Antonio TX Indpt Sch Dist
PSF GTD	5.75%	8/15/2015	AAA	1,000	1,108,370
Socorro TX Indpt Sch Dist
PSF GTD	6.00%	2/15/2015	AAA	885	931,064
University TX Univ Rev Fin Sys Ser A	5.375%	8/15/2017	AAA	3,030	3,314,699
Total					17,647,970

Resource Recovery 2.11%
Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev AMT	5.90%	4/1/2036	A+	1,500	1,626,180

Transportation 9.62%
Austin TX Arpt Sys Rev
Unrefunded Bal 2003 Prior A AMT(17)	6.125%	11/15/2025	AAA	2,085	2,149,322
Dallas Fort Worth TX Intl
Arpt Impt Jt Ser B AMT(13)	5.00%	11/1/2035	AAA	1,000	1,019,370
Houston TX Arpt Sys Rev Sub
Lien Ser B(13)	5.50%	7/1/2030	AAA	1,000	1,081,270
North TX Thruway Auth Dallas North
Thruway Sys Rev Ref Ser A(12)	5.375%	1/1/2016	AAA	1,000	1,056,480
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C	6.00%	7/1/2029	A	1,000	1,134,160
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)	9.35%	7/1/2026	Aaa	950	969,000
Total					7,409,602

Water/Sewer 8.24%
Dallas TX Wtr Wks & Swr Sys Rev Ref	5.00%	10/1/2012	AA+	750	806,130
El Paso TX Wtr & Swr Rev Ref &
Impt Ser A(13)	5.25%	3/1/2027	AAA	1,000	1,069,320
San Antonio TX Wtr Rev Ref Sys(13)	5.00%	5/15/2028	AAA	1,000	1,050,230
Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(12)	6.00%	8/1/2026	AAA	3,025	3,415,376
Total					6,341,056
Total Municipal Bonds (Cost $69,424,671)					76,884,421

See Notes to Schedule of Investments.

3

			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)		Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (Cost $306)				—	(a)	$306
Total Investments in Securities 99.85% (Cost $69,424,977)						76,884,727
Cash and Other Assets in Excess of Liabilities 0.15%						112,585
Net Assets 100.00%						$76,997,312

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

WASHINGTON TAX-FREE FUND June 30, 2005

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.55%

Education 12.74%
Central WA Univ Sys Rev(12)	5.00%	5/1/2034	Aaa	$1,000	$1,055,380
Univ WA Ed Resh Rev Roosevelt Pj(16)(17)	5.375%	6/1/2029	AAA	1,100	1,175,009
WA St Higher Ed Fac Auth Rev
Gonzaga Univ Pj(17)	4.75%	4/1/2022	AAA	1,000	1,018,680
WA St Higher Ed Fac Gonzaga Univ Pj(17)	5.125%	4/1/2034	AAA	2,080	2,220,920
Western WA Univ Rev
Unrefunded Balance Student Rec Fee(17)	5.00%	5/1/2033	AAA	630	658,060
Total					6,128,049

General Obligation 18.50%
Bremerton WA(2)	5.25%	12/1/2027	Aaa	1,440	1,549,512
King Cnty WA Pub Transn Sales Tax(17)	5.375%	6/1/2029	AAA	1,000	1,102,100
King Cnty WA Sch Dist No 405
Bellevue(12)	5.00%	12/1/2020	AAA	2,000	2,142,860
King Cnty WA Ser B	4.50%	1/1/2024	AA+	320	320,438
King Cnty WA Ser B(17)	5.00%	1/1/2030	AAA	1,000	1,028,190
Port Seattle WA Ser B AMT	5.75%	12/1/2025	AA+	750	806,385
Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)	5.125%	6/1/2024	AAA	750	861,818
Skagit Cnty WA Pub Hosp Dist No 002(17)	5.25%	12/1/2026	Aaa	1,000	1,082,450
Total					8,893,753

Healthcare 3.97%
Puerto Rico Indl Tourist Ed &
Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,130,780
Skagit Cnty WA Pub Hosp
Dist No 001 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa3	750	780,337
Total					1,911,117

Housing 1.59%
Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(14)	7.00%	6/20/2035	AAA	738	764,871

Lease 2.19%
Broadway Office Pptys WA
Lease Rev King Cnty WA(17)	5.00%	12/1/2027	AAA	1,000	1,054,970

Miscellaneous 5.87%
Bellevue WA Convtn Ctr Auth
Spl Oblig Rev(17)	Zero Coupon	2/1/2024	AAA	1,400	589,778

See Notes to Schedule of Investments.

1

			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Puerto Rico Pub Bldg Auth Rev
Govt Facs Ser I GTD	5.375%	7/1/2034	BBB	$1,000	$1,089,530
Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(17)	5.75%	12/1/2028	AAA	1,000	1,145,300
Total					2,824,608

Power 12.22%
Chelan Cnty WA Pub Util Dist
No 1 Cons Rev Ser A AMT(17)	6.40%	7/1/2017	AAA	1,000	1,080,480
Clark Cnty WA Pub Util Dist
No 1 Rev(13)	5.125%	1/1/2020	AAA	400	425,412
Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro	8.75%	9/1/2018	AA	350	393,383
Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro 2 Tier Ser B(2)	8.75%	9/1/2006	AAA	1,315	1,352,911
Grant Cnty WA Pub Util Dist
No 002 Elec Rev Ser H(13)	5.00%	1/1/2022	AAA	1,000	1,026,060
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A-	1,500	1,595,400
Total					5,873,646

Pre-Refunded 20.78%
Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro	8.75%	9/1/2018	AA	150	169,005
King Cnty WA Sch Dist No 414
Lake Washington(6)(13)	5.50%	12/1/2019	AAA	1,000	1,120,630
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+	8.58%	10/1/2040	Aaa	1,000	1,205,420
Ocean Shores WA Wtr & Swr(13)	5.50%	12/1/2021	Aaa	1,000	1,126,800
Port Seattle WA Spl Fac Rev
Ser C AMT(17)	6.00%	9/1/2029	AAA	915	1,034,481
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2031	A	1,000	1,146,090
Seattle WA Muni Lt & Pwr Rev Ser A(17)	5.625%	9/1/2015	AAA	720	737,885
Univ WA Univ Revs Student Facs Fee(13)	5.50%	6/1/2019	AAA	810	908,269
Vancouver WA Ltd Tax(2)	5.50%	12/1/2025	AAA	1,255	1,406,391
Vancouver WA Wtr & Swr Rev(12)	6.00%	6/1/2020	AAA	1,000	1,113,580
Western WA Univ Rev Student Rec Fee(17)	5.00%	5/1/2033	AAA	20	22,163
Total					9,990,714

See Notes to Schedule of Investments.

2

			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Transportation 17.27%
Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(12)	5.25%	2/1/2021	AAA		$1,750	$2,012,640
Port Kalama WA Rev Ser B AMT	5.625%	12/1/2015	A3		400	410,140
Port Seattle WA Spl Fac Rev
Unrefunded Bal Ser C AMT(17)	6.00%	9/1/2029	AAA		1,085	1,195,941
Port Seattle WA Rev Ref
Intermediate Lien Ser A(d)(17)	5.00%	3/1/2035	AAA		1,000	1,062,900
Port Tacoma WA Ser A(2)	5.25%	12/1/2034	AAA		2,000	2,166,520
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs	8.689%	1/1/2010	A	(b)	750	946,650
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(6)(13)	9.35%	7/1/2026	Aaa		500	510,000
Total						8,304,791

Water/Sewer 2.42%
Pierce Cnty WA Swr Rev(2)	5.00%	8/1/2021	AAA		1,100	1,164,801
Total Municipal Bonds (Cost $43,071,736)						46,911,320

					Shares
					(000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (Cost $1,174)					1	1,174
Total Investments in Securities 97.55% (Cost $43,072,910)						46,912,494
Other Assets in Excess of Liabilities 2.45%						1,175,313
Net Assets 100.00%						$48,087,807

See Notes to Schedule of Investments.

3

(a)	Amount represents less than 1,000.
(b)	This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(c)	This investment has been rated by Fitch IBCA.
(d)	Security purchased on a when-issued basis.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable Rate Security. The interest rate represents the rate at June 30, 2005.
AMT-	Income from this security may be subject to Alternative Minimum Tax.
COP -	Certificates of Participation.
ETM-	Escrow to Maturity.
GTD-	Guaranteed.
Pre-Refunded Bonds- A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF-	Permanent School Fund.
RITES-	Residual Interest Tax-Exempt Security.
RIBs-	Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2005.
NR-	Not Rated.
Insured or guaranteed by the indicated municipal bond insurance corporation, Federal agency, or U.S. Government sponsored enterprise:
1	American Capital Access Holdings Ltd.
2	AMBAC Assurance Corporation
3	Assured Guarantee Corporation
4	Certified Bond Insurance
5	CIFG Guaranty
6	Custodian Receipt
7	Department of Housing and Urban Development
8	Department of Veterans Affairs
9	Federal Home Loan Mortgage Corporation
10	Federal Housing Administration
11	Federal National Mortgage Association
12	Financial Guaranty Insurance Company
13	Financial Security Assurance Inc.
14	Government National Mortgage Association
15	Government National Mortgage Association/Federal National Mortgage Association
16	Insurance Bond Certificate
17	Municipal Bond Investors Assurance Corporation
18	Radian Asset Assurance Inc.
19	Temporary Custodial Receipts
20	XL Capital Assurance Inc.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company.  The Company was organized as a Maryland corporation on December 27, 1983. The Company was formerly known as Lord Abbett Tax-Free Income Fund, and changed its name effective January 28, 2005.

The Company consists of the following ten portfolios (separately, a “Fund” and collectively, the “Funds”): Lord Abbett National Tax-Free Income Fund (“National”), Lord Abbett California Tax-Free Income Fund (“California”), Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”), Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”), Lord Abbett Minnesota Tax-Free Income Fund (“Minnesota”), Lord Abbett Missouri Tax-Free Income Fund (“Missouri”), Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”), Lord Abbett New York Tax-Free Income Fund (“New York”), Lord Abbett Texas Tax-Free Income Fund (“Texas”) and Lord Abbett Washington Tax-Free Income Fund (“Washington”).  Each Fund is non-diversified as defined under the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation—Securities are valued at prices supplied by independent pricing services approved by the Board of Directors. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.  FEDERAL TAX INFORMATION

As of June 30, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
National	$552,400,694	$41,441,033	$(149,459)	$41,291,574
California	169,176,771	11,777,344	(270)	11,777,074
Connecticut	83,653,968	6,477,465	(61,612)	6,415,853
Hawaii	65,601,357	5,108,411	(3,658)	5,104,753
Minnesota	39,889,467	2,149,747	(2,785)	2,146,962
Missouri	149,773,528	9,059,833	(94,875)	8,964,958
New Jersey	125,962,828	10,688,124	(13,205)	10,674,919
New York	231,920,666	17,324,973	—	17,324,973
Texas	69,412,205	7,472,992	(470)	7,472,522
Washington	43,062,056	3,854,052	(3,614)	3,850,438

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for longer-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except National) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than National, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states, such as National. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest up to 20% of its net assets in residual interest bonds (“RIBs”) to enhance income and increase portfolio duration. A RIB, sometimes referred to as an inverse floater, is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest rate paid on the RIB, with the result that when interest rates rise, RIBs’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do RIBs provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

Item 2:   Controls and Procedures.

(a)                   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:   Exhibits.

(i)                      Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lord Abbett Municipal Income Fund, Inc.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 17, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 17, 2005